UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund and PGIM Global Absolute Return Bond Fund (the “Funds”)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM REAL ASSETS FUND

(Formerly known as Prudential Real Assets Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term real return

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. PGIM Fixed Income is a unit of PGIM, a registered investment adviser. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Real Assets Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Real Assets Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.76	–2.17	–1.27	0.54 (12/30/10)
Class B	1.37	–2.25	–1.06	0.57 (12/30/10)
Class C	1.45	1.83	–0.88	0.57 (12/30/10)
Class Z	2.04	3.94	0.14	1.59 (12/30/10)
Class R6**	2.08	3.91	N/A	–0.15 (1/23/15)
Customized Blend Index
	1.86	4.65	–1.19	—
Bloomberg Barclays US TIPS Index
	0.19	0.27	–0.12	—
Lipper Flexible Portfolio Funds Average***
	1.09	6.51	4.67	—
Lipper Customized Average***
	3.22	7.55	0.01	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Fund’s performance is compared to a customized Lipper Universe comprised of real asset funds, although Lipper classifies the Fund in its Flexible Portfolio Funds universe. The Fund is compared to the customized Lipper Universe because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total returns for the Customized Blend measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 0.75% and 0.42% for Class R6 shares.

PGIM Real Assets Fund	7

Your Fund’s Performance (continued)

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 2.66% and 0.66% for Class R6 shares.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 5.38% and 4.25% for Class R6 shares.

Lipper Customized Average—See explanation on page 6. The average annual total returns for the Lipper Customized Average measured from the month-end closest to the inception date of the Fund’s Class A, Class B, Class C, and Class Z shares are 1.10% and 1.92% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
PGIM Global Real Estate Fund (Class R6), Global Real Estate	19.1
PGIM Jennison Natural Resources Fund, Inc. (Class R6), Natural Resources	8.9
PGIM Jennison Global Infrastructure Fund (Class R6), Utilities/Infrastructure	8.8
PGIM Jennison MLP Fund (Class R6), Master Limited Partnership (MLPs)	4.2
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/2022	2.9

Holdings reflect only long-term investments and are subject to change.

Allocations expressed as a percentage of net assets as of 4/30/18 (%)
U.S. Treasury Obligations	25.5
Global Real Estate	19.1
Natural Resources	8.9
Utilities/Infrastructure	8.8
Master Limited Partnership (MLPs)	4.2

Allocations reflect only long-term investments and is subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Real Assets Fund	9

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,017.60	1.28%	$6.40
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class B	Actual	$1,000.00	$1,013.70	2.20%	$10.98
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class C	Actual	$1,000.00	$1,014.50	2.01%	$10.04
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04
Class Z	Actual	$1,000.00	$1,020.40	0.93%	$4.66
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class R6**	Actual	$1,000.00	$1,020.80	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Shares	Value
LONG-TERM INVESTMENTS 70.0%

AFFILIATED MUTUAL FUNDS (Class R6) 44.5%
PGIM Floating Rate Income Fund			416,861	$4,139,430
PGIM Global Real Estate Fund			1,377,110	32,238,150
PGIM Jennison Global Infrastructure Fund			1,123,498	14,818,939
PGIM Jennison MLP Fund			1,009,084	7,053,495
PGIM Jennison Natural Resources Fund, Inc.			360,609	15,087,873
PGIM Short Duration High Yield Income Fund			186,468	1,657,705

TOTAL AFFILIATED MUTUAL FUNDS (cost $70,426,672)(w)				74,995,592

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 25.5%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,235	1,301,888
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	875	906,184
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	4,590	4,964,510
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	1,200	1,203,147
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,700	3,897,930
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	2,480	2,528,838
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,270	1,268,026
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,140	2,277,961
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,475	1,533,168
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	345	351,643
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	325	348,147
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,150	1,169,573
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	245	250,532
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	610	655,229
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	345	357,074
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,635	1,891,645
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	2,465	2,884,455
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	1,460	1,730,388
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	695	901,770
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,090	1,499,120
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	320	463,648
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	285	410,201
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,695	3,951,980
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,150	1,615,662
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	745	1,015,428
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	725	1,419,435
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,080	2,159,210

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,288,840)				42,956,792

TOTAL LONG-TERM INVESTMENTS (cost $113,715,512)				117,952,384

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 30.0%

U.S. TREASURY OBLIGATIONS(bb)(n) 14.9%
U.S. Treasury Bills	1.433%	05/03/18	1,900	$1,899,835
U.S. Treasury Bills(k)	1.551	05/17/18	4,000	3,997,164
U.S. Treasury Bills(k)	1.603	06/14/18	2,700	2,694,563
U.S. Treasury Bills(k)	1.617	06/14/18	5,800	5,788,321
U.S. Treasury Bills(k)	1.625	06/14/18	9,800	9,780,267
U.S. Treasury Bills(k)	1.625	06/14/18	500	498,993
U.S. Treasury Bills(k)	1.712	06/14/18	300	299,396
U.S. Treasury Bills(k)	1.732	06/14/18	250	249,497

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,208,843)				25,208,036

			Shares
UNAFFILIATED FUND 9.4%
Dreyfus Treasury Securities Cash Management(bb) (cost $15,797,235)			15,797,235	15,797,235

AFFILIATED MUTUAL FUND 5.7%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w) (cost $9,601,307)			9,601,307	9,601,307

TOTAL SHORT-TERM INVESTMENTS (cost $50,607,385)				50,606,578

TOTAL INVESTMENTS 100.0% (cost $164,322,897)				168,558,962
Liabilities in excess of other assets(z) (0.0)%				(48,545)

NET ASSETS 100.0%				$168,510,417

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MLP—Master Limited Partnership

OTC—Over-the-counter

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low-Sulfur Diesel

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.

See Notes to Consolidated Financial Statements.

12

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at April 30, 2018(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
41	Brent Crude	Jul. 2018	$3,062,290	$86,510
20	Coffee ‘C’	Jul. 2018	921,000	28,953
26	Copper	Jul. 2018	1,998,100	(51,675)
109	Corn	Jul. 2018	2,184,088	54,500
11	Cotton No. 2	Jul. 2018	461,120	2,668
1	E-Mini Crude Oil	Jun. 2018	34,285	2,598
21	Gasoline RBOB	Jun. 2018	1,879,366	43,260
133	Gold 100 OZ	Jun. 2018	17,545,360	(471,040)
20	Hard Red Winter Wheat	Jul. 2018	537,500	22,750
20	Lean Hogs	Jun. 2018	581,600	(25,252)
48	Live Cattle	Jun. 2018	2,037,120	20,023
18	LME Nickel	May 2018	1,468,908	24,813
8	LME Nickel	Jun. 2018	653,808	128,409
3	LME Nickel	Aug. 2018	245,898	26,988
5	LME Nickel	Dec. 2018	411,990	18,675
18	LME PRI Aluminum	May 2018	1,018,575	67,686
15	LME PRI Aluminum	Jun. 2018	849,375	40,705
5	LME PRI Aluminum	Sep. 2018	280,938	8,643
9	LME PRI Aluminum	Dec. 2018	505,688	18,280
16	LME Zinc	May 2018	1,251,500	(53,753)
7	LME Zinc	Jun. 2018	547,575	6,084
1	LME Zinc	Jul. 2018	78,188	(668)
4	LME Zinc	Oct. 2018	312,525	(13,359)
6	LME Zinc	Dec. 2018	468,038	(28,981)
1	Mini Gold	Jun. 2018	42,214	(513)
114	Natural Gas	Jun. 2018	3,149,820	54,720
31	No. 2 Soft Red Winter Wheat	Jul. 2018	791,275	31,388
20	NY Harbor ULSD	Jun. 2018	1,805,412	38,817
14	Silver	Jul. 2018	1,148,070	(63,000)
45	Soybean	Jul. 2018	2,359,125	(1,125)
34	Soybean Meal	Jul. 2018	1,338,920	54,078
13	Soybean Oil	Jul. 2018	238,836	(8,190)
45	Sugar #11 (World)	Jul. 2018	592,200	(3,128)
52	WTI Crude	Jun. 2018	3,565,640	291,429

				351,293

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Commodity Futures contracts outstanding at April 30, 2018(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
8	LME Nickel	Jun. 2018	$653,808	$(45,384)
3	LME Nickel	Aug. 2018	245,898	(27,582)
5	LME Nickel	Dec. 2018	411,990	(6,102)
15	LME PRI Aluminum	Jun. 2018	849,375	(52,834)
5	LME PRI Aluminum	Sep. 2018	280,938	(8,173)
9	LME PRI Aluminum	Dec. 2018	505,688	(40,161)
2	LME Zinc	May 2018	156,438	(12,219)
7	LME Zinc	Jun. 2018	547,575	21,970
1	LME Zinc	Jul. 2018	78,188	(1,344)
4	LME Zinc	Oct. 2018	312,525	23,894
6	LME Zinc	Dec. 2018	468,038	27,315

				(120,620)

				$230,673

Securities with a combined market value of $3,394,067 and $548,893 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open futures contracts at April 30, 2018.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

14

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$84,596,899	$—	$—
U.S. Treasury Obligations	—	68,164,828	—
Unaffiliated Fund	15,797,235	—	—
Other Financial Instruments*
Commodity Futures Contracts	230,673	—	—

Total	$100,624,807	$68,164,828	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

U.S. Treasury Obligations	40.4%
Global Real Estate	19.1
Government Money Market	9.4
Natural Resources	8.9
Utilities/Infrastructure	8.8
Core Ultra Short Bond	5.7
Master Limited Partnership (MLPs)	4.2
Floating Rate Income	2.5%
High Yield Bond	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2018

as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$1,145,156	*	Due from/to broker—variation margin futures	$914,483	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$1,713,623

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(186,504)

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$43,599,254	$3,955,876

(1)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

16

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Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Affiliated investments (cost $80,027,979)	$84,596,899
Unaffiliated investments (cost $84,294,918)	83,962,063
Cash	54,450
Receivable for investments sold	1,537,803
Interest receivable	123,843
Receivable for Fund shares sold	66,204
Due from broker-variation margin futures	48,986
Prepaid expenses	359

Total assets	170,390,607

Liabilities
Payable for investments purchased	1,654,471
Accrued expenses and other liabilities	69,521
Payable for Fund shares reacquired	68,468
Due to broker-variation margin futures	41,580
Management fee payable	32,306
Affiliated transfer agent fee payable	10,347
Distribution fee payable	3,372
Dividends payable	125

Total liabilities	1,880,190

Net Assets	$168,510,417

Net assets were comprised of:
Shares of beneficial interest, at par	$17,672
Paid-in capital in excess of par	176,099,873

176,117,545
Undistributed net investment income	67,817
Accumulated net realized loss on investment transactions	(12,142,288)
Net unrealized appreciation on investments and foreign currencies	4,467,343

Net assets, April 30, 2018	$168,510,417

See Notes to Consolidated Financial Statements.

18

Class A
Net asset value and redemption price per share,
($5,980,660 ÷ 627,967 shares of beneficial interest issued and outstanding)	$9.52
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$10.07

Class B
Net asset value, offering price and redemption price per share,
($458,507 ÷ 48,379 shares of beneficial interest issued and outstanding)	$9.48

Class C
Net asset value, offering price and redemption price per share,
($2,163,273 ÷ 228,367 shares of beneficial interest issued and outstanding)	$9.47

Class Z
Net asset value, offering price and redemption price per share,
($87,990,952 ÷ 9,222,399 shares of beneficial interest issued and outstanding)	$9.54

Class R6
Net asset value, offering price and redemption price per share,
($71,917,025 ÷ 7,544,775 shares of beneficial interest issued and outstanding)	$9.53

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	19

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Affiliated dividend income	$1,195,873
Interest income (net of inflationary and deflationary adjustments)	847,774
Unaffiliated dividend income	161,502

Total income	2,205,149

Expenses
Management fee	599,373
Distribution fee(a)	23,685
Custodian and accounting fees	67,299
Transfer agent’s fees and expenses (including affiliated expense of $29,972)(a)	42,041
Registration fees(a)	37,920
Audit fee	24,390
Shareholders’ reports	23,611
Legal fees and expenses	11,454
Trustees’ fees	7,152
Miscellaneous	8,064

Total expenses	844,989
Less: Fee waiver and/or expense reimbursement(a)	(506,635)
Distribution fee waiver(a)	(1,563)

Net expenses	336,791

Net investment income (loss)	1,868,358

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $592,590)	543,692
Affiliated net capital gain distribution received	768,609
Futures transactions	1,713,623

3,025,924

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(920,572))	(1,402,246)
Futures	(186,504)
Foreign currencies	374

(1,588,376)

Net gain (loss) on investment and foreign currency transactions	1,437,548

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,305,906

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	9,380	2,391	11,914	—	—
Transfer agent’s fees and expenses	5,809	921	1,951	33,303	57
Registration fees	10,371	6,790	6,790	7,658	6,311
Fee waiver and/or expense reimbursement	(28,066)	(8,225)	(13,536)	(251,050)	(205,758)
Distribution fee waiver	(1,563)	—	—	—	—

See Notes to Consolidated Financial Statements.

20

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,868,358	$2,733,676
Net realized gain (loss) on investment transactions	3,025,924	(3,012,685)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,588,376)	5,334,861

Net increase (decrease) in net assets resulting from operations	3,305,906	5,055,852

Dividends and Distributions
Dividends from net investment income
Class A	(57,198)	(96,649)
Class B	(2,507)	(4,251)
Class C	(14,363)	(21,212)
Class Z	(930,787)	(1,392,432)
Class R6	(795,492)	(1,082,623)

	(1,800,347)	(2,597,167)

Distributions from net realized gains
Class A	—	(3,166)
Class B	—	(268)
Class C	—	(1,203)
Class Z	—	(38,369)
Class R6	—	(25,893)

	—	(68,899)

Tax return of capital distributions
Class A	—	(29,944)
Class B	—	(1,317)
Class C	—	(6,572)
Class Z	—	(431,391)
Class R6	—	(335,410)

	—	(804,634)

Fund share transactions
Net proceeds from shares sold	9,278,461	35,014,278
Net asset value of shares issued in reinvestment of dividends and distributions	1,799,909	3,467,860
Cost of shares reacquired	(8,592,387)	(48,110,314)

Net increase (decrease) in net assets from Fund share transactions	2,485,983	(9,628,176)

Total increase (decrease)	3,991,542	(8,043,024)

Net Assets:

Beginning of period	164,518,875	172,561,899

End of period(a)	$168,510,417	$164,518,875

(a) Includes undistributed/(distributions in excess of) net investment income of:	$67,817	$(194)

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular

22

commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance with recent Commodity Futures Trading Commission rule amendments.

As of April 30, 2018, the Subsidiary had net assets of $41,072,851 representing 24.4% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereon, the “Fund”) follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

24

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not

26

vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial and/or commodity futures contracts in order to hedge its existing portfolio securities, or securities the Fund intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates and to gain exposure to commodities. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund invested in futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

28

PGIM Investments has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”) and PGIM, Inc. (on behalf of its PGIM Fixed Income unit). Effective March 30, 2018, PGIM Investments terminated its Subadviser agreement with CoreCommodity Management, LLC (“Core”). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% on the average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate, before any waivers and/or expense reimbursements, was 0.72% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed through February 28, 2019 to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets. Separately, PGIM Investments has contractually agreed, through February 29, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual fund operating expenses to exceed 2.20% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses) extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, PGIM Investments has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The effective consolidated management fee rate, net of waivers and/or expense reimbursements, was 0.11% for the six months ended April 30, 2018.

The Subsidiary has entered into a separate management agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Subsidiary substantially similar to the services provided by PGIM Investments to the Fund

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 0.60% of the average daily net assets of the Subsidiary. PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PGIM Investments also has entered into two separate Subadvisory Agreements with QMA and Core (until March 29, 2018) relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Z, and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. Through February 28, 2019, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $939 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $107 and $100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

30

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $35,505,337 and $54,680,291, respectively. The aggregate cost of purchases and proceeds from sale of United States government securities represent $18,493,328 and $13,417,517, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions
PGIM Core Ultra Short Bond Fund (Class R6)	$433,105	$33,556,065	$—	$24,387,863		$—	$—	$9,601,307	9,601,307	$36,136		$—
PGIM Floating Rate Income (Class R6)	1,662,647	3,357,147	—	875,599		(3,044)	(1,721)	4,139,430	416,861	2,914		2,232
PGIM Global Real Estate Fund (Class R6)	40,556,814	11,076,644	—	17,458,200		(562,563)	(1,374,545)	32,238,150	1,377,110	1,044,067		766,377
PGIM Jennison Global Infrastructure Fund (Class R6)	21,986,577	3,192,831	—	10,446,000		(260,270)	345,801	14,818,939	1,123,498	93,131		—
PGIM Jennison MLP Fund, Inc. (Class R6)	—	2,146,175	8,729,292	2,875,199		(619,283)	(327,490)	7,053,495	1,009,084	98,175		—
PGIM Jennison MLP Fund, Inc. (Class Z)	8,624,894	1,382,627	(8,729,292)	2,066,275	*	(728,270)	1,516,316	—	—	28,756	**	—

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Jennison Natural Resources Fund, Inc. (Class R6)	$18,584,191	$4,721,399	$—	$9,943,200	$1,293,785	$431,698	$15,087,873	360,609	$—	$—
PGIM Short Duration High Yield Income Fund (Class R6)	3,311,580	899,220	—	2,514,699	(40,927)	2,531	1,657,705	186,468	—	—

	$95,159,808	$60,332,108	$—	$70,567,035	$(920,572)	$592,590	$84,596,899		$1,303,179	$768,609

*	Amount includes return of capital distribution.
**	Amount excludes return of capital distribution.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2018 were as follows:

Tax Basis	$179,010,978

Gross Unrealized Appreciation	6,093,256
Gross Unrealized Depreciation	(16,314,599)

Net Unrealized Depreciation	$(10,221,343)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $480,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject

32

to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 4,194,027 Class Z shares of the Fund. At reporting period end, five shareholders of record held 77% of the Fund’s shares on behalf of multiple beneficial owners of which 41% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	67,761	$644,054
Shares issued in reinvestment of dividends and distributions	5,988	57,198
Shares reacquired	(158,393)	(1,503,419)

Net increase (decrease) in shares outstanding before conversion	(84,644)	(802,167)
Shares issued upon conversion from other share class(es)	2,410	22,659
Shares reacquired upon conversion into other share class(es)	(54)	(526)

Net increase (decrease) in shares outstanding	(82,288)	$(780,034)

Year ended October 31, 2017:
Shares sold	187,601	$1,756,780
Shares issued in reinvestment of dividends and distributions	13,750	128,926
Shares reacquired	(349,375)	(3,265,724)

Net increase (decrease) in shares outstanding before conversion	(148,024)	(1,380,018)
Shares issued upon conversion from other share class(es)	5,299	49,834
Shares reacquired upon conversion into other share class(es)	(29,277)	(276,401)

Net increase (decrease) in shares outstanding	(172,002)	$(1,606,585)

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	263	$2,507
Shares reacquired	(3,699)	(34,800)

Net increase (decrease) in shares outstanding before conversion	(3,436)	(32,293)
Shares reacquired upon conversion into other share class(es)	(1,357)	(12,709)

Net increase (decrease) in shares outstanding	(4,793)	$(45,002)

Year ended October 31, 2017:
Shares issued in reinvestment of dividends and distributions	619	$5,775
Shares reacquired	(30,050)	(280,221)

Net increase (decrease) in shares outstanding before conversion	(29,431)	(274,446)
Shares reacquired upon conversion into other share class(es)	(1,317)	(12,241)

Net increase (decrease) in shares outstanding	(30,748)	$(286,687)

Class C
Six months ended April 30, 2018:
Shares sold	828	$7,780
Shares issued in reinvestment of dividends and distributions	1,497	14,225
Shares reacquired	(46,294)	(436,789)

Net increase (decrease) in shares outstanding before conversion	(43,969)	(414,784)
Shares reacquired upon conversion into other share class(es)	(5,283)	(49,992)

Net increase (decrease) in shares outstanding	(49,252)	$(464,776)

Year ended October 31, 2017:
Shares sold	52,999	$494,394
Shares issued in reinvestment of dividends and distributions	3,055	28,493
Shares reacquired	(107,062)	(995,453)

Net increase (decrease) in shares outstanding before conversion	(51,008)	(472,566)
Shares reacquired upon conversion into other share class(es)	(1,045)	(9,696)

Net increase (decrease) in shares outstanding	(52,053)	$(482,262)

Class Z
Six months ended April 30, 2018:
Shares sold	773,659	$7,400,786
Shares issued in reinvestment of dividends and distributions	97,245	930,487
Shares reacquired	(618,673)	(5,906,014)

Net increase (decrease) in shares outstanding before conversion	252,231	2,425,259
Shares issued upon conversion from other share class(es)	4,240	40,568

Net increase (decrease) in shares outstanding	256,471	$2,465,827

Year ended October 31, 2017:
Shares sold	1,727,022	$16,155,195
Shares issued in reinvestment of dividends and distributions	198,100	1,860,740
Shares reacquired	(3,074,867)	(28,935,450)

Net increase (decrease) in shares outstanding before conversion	(1,149,745)	(10,919,515)
Shares issued upon conversion from other share class(es)	29,796	281,599
Shares reacquired upon conversion into other share class(es)	(3,503)	(33,095)

Net increase (decrease) in shares outstanding	(1,123,452)	$(10,671,011)

34

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	128,567	$1,225,841
Shares issued in reinvestment of dividends and distributions	83,217	795,492
Shares reacquired	(74,690)	(711,365)

Net increase (decrease) in shares outstanding	137,094	$1,309,968

Year ended October 31, 2017:
Shares sold	1,767,848	$16,607,909
Shares issued in reinvestment of dividends and distributions	153,749	1,443,926
Shares reacquired	(1,537,934)	(14,633,466)

Net increase (decrease) in shares outstanding	383,663	$3,418,369

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Real Assets Fund	35

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		Eight Months Ended October 31,		Year Ended February 28,
	2018		2017	2016	2015(g)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.44		$9.36	$9.36	$10.15		$10.64	$10.51	$10.29
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.12	0.07	0.05		0.11	0.10	0.05
Net realized and unrealized gain (loss) on investment transactions	0.08		0.12	0.04	(0.75)		0.12	0.11	0.26
Total from investment operations	0.17		0.24	0.11	(0.70)		0.23	0.21	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.12)	(0.08)	(0.06)		(0.13)	(0.08)	(0.09)
Tax return of capital distributions	-		(0.04)	-	-	(d)	-	-	-
Distributions from net realized gains	-		- (d)	(0.03)	(0.03)		(0.59)	-	-
Total dividends and distributions	(0.09)		(0.16)	(0.11)	(0.09)		(0.72)	(0.08)	(0.09)
Net asset value, end of period	$9.52		$9.44	$9.36	$9.36		$10.15	$10.64	$10.51
Total Return(a):	1.76%		2.60%	1.17%	(6.89)%		2.15%	2.01%	2.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,981		$6,702	$8,260	$9,875		$11,396	$12,094	$15,148
Average net assets (000)	$6,305		$7,589	$9,456	$11,060		$12,020	$13,203	$13,700
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	(e)	0.66%	0.65%	0.49%	(e)	0.47%	0.81%	1.28%
Expenses before waivers and/or expense reimbursement	1.71%	(e)	1.28%	1.29%	1.33%	(e)	1.37%	1.43%	1.46%
Net investment income (loss)	1.91%	(e)	1.33%	0.80%	0.82%	(e)	1.00%	0.93%	0.45%
Portfolio turnover rate(h)	42%	(f)	96%	99%	48%	(f)	67%	114%	45%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		Eight Months Ended October 31,		Year Ended February 28,
	2018		2017	2016	2015(g)		2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.40		$9.32	$9.34	$10.14		$10.62	$10.49		$10.29
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	- (d)	-	(d)	0.02	0.02		(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.08		0.12	0.04	(0.76)		0.15	0.11		0.25
Total from investment operations	0.13		0.17	0.04	(0.76)		0.17	0.13		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.07)	(0.03)	(0.01)		(0.06)	-	(d)	(0.02)
Tax return of capital distributions	-		(0.02)	-	-	(d)	-	-		-
Distributions from net realized gains	-		- (d)	(0.03)	(0.03)		(0.59)	-		-
Total dividends and distributions	(0.05)		(0.09)	(0.06)	(0.04)		(0.65)	-	(d)	(0.02)
Net asset value, end of period	$9.48		$9.40	$9.32	$9.34		$10.14	$10.62		$10.49
Total Return(a):	1.37%		1.85%	0.44%	(7.45)%		1.48%	1.25%		2.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$459		$500	$783	$1,175		$1,440	$1,517		$1,490
Average net assets (000)	$482		$598	$945	$1,296		$1,548	$1,421		$1,376
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	(e)	1.41%	1.40%	1.24%	(e)	1.22%	1.56%		2.03%
Expenses before waivers and/or expense reimbursement	5.12%	(e)	1.97%	1.99%	2.03%	(e)	2.07%	2.13%		2.16%
Net investment income (loss)	0.98%	(e)	0.59%	0.04%	0.05%	(e)	0.23%	0.22%		(0.30)%
Portfolio turnover rate(h)	42%	(f)	96%	99%	48%	(f)	67%	114%		45%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	37

Consolidated Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		Eight Months Ended October 31,		Year Ended February 28,
	2018		2017	2016	2015(g)		2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.39		$9.32	$9.34	$10.13		$10.62	$10.48		$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.05	- (d)	-	(d)	0.01	0.02		(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.09		0.11	0.04	(0.75)		0.15	0.12		0.25
Total from investment operations	0.14		0.16	0.04	(0.75)		0.16	0.14		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.03)	(0.01)		(0.06)	-	(d)	(0.02)
Tax return of capital distributions	-		(0.02)	-	-	(d)	-	-		-
Distributions from net realized gains	-		- (d)	(0.03)	(0.03)		(0.59)	-		-
Total dividends and distributions	(0.06)		(0.09)	(0.06)	(0.04)		(0.65)	-	(d)	(0.02)
Net asset value, end of period	$9.47		$9.39	$9.32	$9.34		$10.13	$10.62		$10.48
Total Return(a):	1.45%		1.74%	0.44%	(7.36)%		1.38%	1.35%		2.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,163		$2,607	$3,072	$3,817		$4,663	$3,726		$4,451
Average net assets (000)	$2,403		$2,932	$3,291	$4,291		$4,320	$4,116		$4,110
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.49%	(e)	1.41%	1.40%	1.24%	(e)	1.22%	1.56%		2.03%
Expenses before waivers and/or expense reimbursement	2.63%	(e)	1.98%	1.99%	2.03%	(e)	2.07%	2.13%		2.16%
Net investment income (loss)	1.16%	(e)	0.56%	0.02%	0.07%	(e)	0.14%	0.17%		(0.27)%
Portfolio turnover rate(h)	42%	(f)	96%	99%	48%	(f)	67%	114%		45%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		Eight Months Ended October 31,	Year Ended February 28,
	2018		2017	2016	2015(d)	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.45		$9.38	$9.37	$10.17	$10.65	$10.52	$10.30
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	0.09	0.07	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.08		0.10	0.05	(0.76)	0.16	0.12	0.26
Total from investment operations	0.19		0.25	0.14	(0.69)	0.27	0.23	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.10)	(0.06)	(0.16)	(0.10)	(0.11)
Tax return of capital distributions	-		(0.04)	-	(0.02)	-	-	-
Distributions from net realized gains	-		- (g)	(0.03)	(0.03)	(0.59)	-	-
Total dividends and distributions	(0.10)		(0.18)	(0.13)	(0.11)	(0.75)	(0.10)	(0.11)
Net asset value, end of period	$9.54		$9.45	$9.38	$9.37	$10.17	$10.65	$10.52
Total Return(a):	2.04%		2.74%	1.50%	(6.83)%	2.51%	2.27%	3.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,991		$84,752	$94,614	$88,784	$99,800	$68,174	$58,273
Average net assets (000)	$87,021		$94,426	$91,393	$94,841	$83,675	$60,758	$50,717
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	(e)	0.41%	0.40%	0.24% (e)	0.22%	0.56%	1.03%
Expenses before waivers and/or expense reimbursement	0.99%	(e)	0.98%	0.99%	1.03% (e)	1.07%	1.13%	1.16%
Net investment income (loss)	2.24%	(e)	1.57%	0.99%	1.06% (e)	1.07%	1.08%	0.72%
Portfolio turnover rate(h)	42%	(f)	96%	99%	48% (f)	67%	114%	45%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	39

Consolidated Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,		Eight Months Ended October 31,	January 23, 2015(d) through February 28,
	2018		2017	2016	2015(g)	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.44		$9.37	$9.36	$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	0.10	0.08	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.09		0.11	0.05	(0.77)	0.05
Total from investment operations	0.20		0.26	0.15	(0.69)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.15)	(0.11)	(0.07)	-
Tax return of capital distributions	-		(0.04)	-	(0.01)	-
Distributions from net realized gains	-		- (h)	(0.03)	(0.03)	-
Total dividends and distributions	(0.11)		(0.19)	(0.14)	(0.11)	-
Net asset value, end of period	$9.53		$9.44	$9.37	$9.36	$10.16
Total Return(a):	2.08%		2.83%	1.58%	(6.78)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,917		$69,957	$65,833	$53,463	$10
Average net assets (000)	$71,309		$71,614	$60,978	$29,985	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33%	(e)	0.32%	0.32%	0.15% (e)	0.15%	(e)
Expenses before waivers and/or expense reimbursement	0.91%	(e)	0.89%	0.91%	0.94% (e)	1.06%	(e)
Net investment income (loss)	2.33%	(e)	1.58%	1.08%	1.33% (e)	(3.50)%	(e)
Portfolio turnover rate(i)	42%	(f)	96%	99%	48% (f)	67%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(h)	Less than $0.005.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

40

Approval of an Amended Subadvisory Agreement with Quantitative Management Associates LLC (unaudited)

Matters Considered by the Board

The Board of Trustees of Prudential Investment Portfolios 3, including a majority of the Independent Trustees, met during the Board Meeting that took place on December 5-7, 2017, to consider the proposal from the Fund’s manager, PGIM Investments, LLC (PGIM Investments or the Manager), to appoint Quantitative Management Associates LLC (QMA) as the subadviser to the Fund’s Commodity Asset Class (the Commodity Asset Class) under an Amended Subadvisory Agreement with QMA and to reduce the subadvisory fee paid by the Manager with respect to the Fund’s Commodity Asset Class. In advance of the Board Meeting, the Trustees received materials relating to all aspects of the Manager’s proposal and had the opportunity to ask questions and request additional information in connection with their consideration of the proposal. The materials included, among other things, a detailed presentation by QMA on its commodity investment strategy. The Trustees also reviewed information about the proposed reductions to the subadvisory fee for the Commodity Asset Class.

It was noted that QMA currently serves as a subadviser to the Fund, serving as the Fund’s asset allocator and the subadviser for the Fund’s Gold/Defensive Asset Class, and that the current subadvisory agreement between the Manager and QMA includes fees for QMA’s services in those capacities. It was noted that the Manager is permitted to amend the Subadvisory Agreement to reallocate fees among the Manager and the subadvisers without shareholder approval, provided that (i) neither the Manager nor the subadviser will reduce the quality or quantity of its services with respect to the Fund and (ii) the amendments to the subadvisory agreement are approved by the Board, including a majority of the Independent Trustees, in accordance with Section 15 of the Investment Company Act of 1940 (the 1940 Act). The Manager and QMA represented to the Board that they would not reduce the quality or quantity of their services with respect to the Fund under the Amended Subadvisory Agreement.

At the Board Meeting, the Board, including a majority of the Independent Trustees, approved the termination of the existing subadvisory agreement between the Manager and CoreCommodity Management, LLC (CoreCommodity), the current subadviser of the Commodity Asset Class, and the execution of the Amended Subadvisory Agreement between the Manager and QMA. At the Board Meeting, the Board received presentations from representatives of the Manager and QMA and had the opportunity to ask questions and obtain additional information about the Amended Subadvisory Agreement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Subadvisory Agreement are discussed separately below.

PGIM Real Assets Fund

Approval of an Amended Subadvisory Agreement with Quantitative Management Associates LLC (continued)

Nature, Quality, and Extent of Services

With respect to QMA, the Board noted that it had received and considered information about QMA at the June 2017 Meetings in connection with the renewal of the subadvisory agreements between the Manager and QMA with respect to the PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by QMA. The Board considered, among other things, the qualifications, background and experience of QMA’s portfolio managers who would be responsible for the day-to-day management of the Commodity Asset Class, as well as information on QMA’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to QMA. The Board noted that it was satisfied with the nature, quality and extent of the services provided by QMA to the Fund and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by QMA to the Commodity Asset Class under the Amended Subadvisory Agreement for the Fund would be similar in nature to those provided under the current subadvisory agreement. The Board noted that QMA is affiliated with the Manager.

Investment Performance

The Board noted that QMA would follow investment strategies similar to those currently used by CoreCommodity and would provide similar exposure to the commodities asset class, leveraging the capabilities and portfolio management team used by QMA for the PGIM Global Tactical Allocation Fund and global macro institutional strategies over the last two years. The Board also reviewed information provided by QMA showing how the strategies would have performed compared to the Commodity Asset Class’s benchmark over a longer period.

Fee Rates

The Board considered the proposed subadvisory fees to be paid by the Manager to QMA of 0.25% of average daily net assets of the Commodity Asset Class, which was a reduction from the current subadvisory fee of 0.45% of average daily net assets of the Commodity Asset Class.

The Board considered that the subadvisory fees would be paid by the Manager to QMA. Therefore, a change in the subadvisory fee rate would not change the investment management fee paid by the Fund or its shareholders. Instead, a decrease in the effective advisory fee rate for the Fund would increase the net investment management fee retained

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by the Manager. The Board also considered that the current subadviser for the Commodity Asset Class is not affiliated with the Manager and that QMA is an affiliate of the Manager. The net investment management fees to be retained by the Manager under the Amended Subadvisory Agreement with QMA would be reviewed in connection with any proposed future renewal of the Fund’s investment management agreement or the subadvisory agreement with QMA for the Fund.

The Board concluded that the revised subadvisory fees were reasonable in light of the services to be provided.

Profitability

The Board noted that the current subadviser for the Commodity Asset Class was not affiliated with the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadviser, as well as the fact that the Manager compensates the subadviser out of its management fee. The Board further noted that QMA is affiliated with the Manager and that the Board will not separately consider the profitability of the affiliated subadviser as its profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that the revised subadvisory fee schedule for the Commodity Asset Class, which is a reduction from the fee for the Commodity Asset Class pays to the current subadviser, does not include breakpoints that would reduce the fee on assets above specified levels. The Board considered the potential for QMA to experience economies of scale as the amount of assets of the Commodity Asset Class managed by QMA increased in size. The Board noted that it would review economies of scale in connection with future annual reviews of management and subadvisory agreements.

Other Benefits to QMA

The Board considered potential “fall-out” or ancillary benefits that might be received by QMA as a result of its relationship with the Fund. The Board concluded that any potential benefits to be derived by QMA were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and QMA at the Board Meeting, the Board concluded that approving the Amended Subadvisory Agreement between the Manager and QMA was in the best interests of the Fund and its shareholders.

PGIM Real Assets Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K793	74440K785	74440K777	74440K744

*	Formerly known as Class Q shares.

MF207E2

PGIM GLOBAL ABSOLUTE RETURN BOND FUND

(Formerly known as Prudential Global Absolute Return Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Absolute Return Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Absolute Return Bond Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Global Absolute Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	2.62	3.97	5.28 (11/3/15)
Class C	2.16	6.87	6.35 (11/3/15)
Class Z	2.68	8.97	7.49 (11/3/15)
Class R6**	2.70	8.99	7.45 (11/3/15)
ICE BofA ML USD LIBOR 3-Month CM Index
	0.69	1.31	0.92
Bloomberg Barclays Global Aggregate Bond Index
	1.20	4.09	3.17
Lipper Alternative Credit Focus Funds Average
	0.51	2.61	3.69

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

ICE BofA ML USD LIBOR 3-Month CM Index—The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro-yen corporate bonds, and Canadian government, agency and corporate securities.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling, trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Global Absolute Return Bond Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.34	2.30	0.80
Class C	0.30	1.66	–7.61
Class Z	0.36	2.76	1.68
Class R6***	0.36	2.81	1.99

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	4.2
AA	2.4
A	19.5
BBB	22.3
BB	19.6
B	20.0
CCC	2.7
Not Rated	5.4
Cash/Cash Equivalents	3.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Absolute Return Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Absolute Return Bond Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.20	1.20%	$6.03
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class C	Actual	$1,000.00	$1,021.60	1.95%	$9.77
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Z	Actual	$1,000.00	$1,026.80	0.88%	$4.42
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class R6**	Actual	$1,000.00	$1,027.00	0.85%	$4.27
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 90.3%

ASSET-BACKED SECURITIES 7.3%

Collateralized Loan Obligations 3.5%
Arbour CLO Ltd. (Ireland), Series 3A, Class B1R, 144A	1.920%		03/15/29	EUR	250	$301,394
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	(c)	04/25/31		250	249,892
MidOcean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.537	(c)	02/20/31		250	250,308
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.659	(c)	07/20/27		250	249,835
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.075	(c)	04/15/29		250	250,035

						1,301,464

Consumer Loans 2.6%
Lendmark Funding Trust, Series 2017-1A, Class C, 144A	5.410		12/22/25		100	102,068
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330		09/18/24		500	501,415
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21		250	250,728
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/23		110	110,000

						964,211

Residential Mortgage-Backed Securities 0.7%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037	(c)	12/26/46		170	175,749
Vericrest Opportunity Loan Transferor LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47		83	82,840

						258,589

Student Loans 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.530	(c)	07/25/25		200	183,803

TOTAL ASSET-BACKED SECURITIES (cost $2,698,065)						2,708,067

COMMERCIAL MORTGAGE-BACKED SECURITY 0.6%
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (cost $226,049)	3.935	(cc)	12/10/36		250	225,944

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS 42.5%

Apparel 0.4%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	100	$131,003

Auto Manufacturers 0.4%
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.000	08/01/22	GBP	100	136,553

Auto Parts & Equipment 0.7%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes	5.125	06/30/22	EUR	100	124,684
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	100	127,402

					252,086

Banks 9.7%
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	09/29/49		250	260,625
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25		250	238,428
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282	01/09/28		250	246,220
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	0.375	10/21/19	EUR	100	121,625
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	12/29/49		250	255,625
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800	09/25/23		500	537,494
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	192,725
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509	01/23/29		145	137,347
Series R, Jr. Sub. Notes	6.000	12/29/49		250	254,295
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.582	12/10/25		200	197,748
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20		250	266,232
Morgan Stanley, Series J, Jr. Sub. Notes	5.550	12/29/49		250	256,250
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $255,723; purchased 11/03/15)(f)	4.250	09/21/22		250	255,551
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	100	125,566
UBS Group Funding AG (Switzerland), Gtd. Notes, 144A	4.125	09/24/25		250	248,757

					3,594,488

Biotechnology 0.4%
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		150	140,439

Building Materials 0.1%
US Concrete, Inc., Gtd. Notes	6.375	06/01/24		50	51,687

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Chemicals 1.2%
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22		100	$83,000
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	5.250	06/15/21	EUR	100	121,555
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.375	03/15/25		150	142,787
Perstorp Holding AB (Sweden), Sr. Sec’d. Notes	7.625	06/30/21	EUR	80	102,385

					449,727

Commercial Services 1.8%
Adif - Alta Velocidad (Spain), Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	300	382,261
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		200	215,000
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		40	37,900
Gtd. Notes	5.500	05/15/27		30	29,850

					665,011

Electric 3.5%
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		50	45,875
Sr. Unsec’d. Notes	5.750	01/15/25		175	160,580
ContourGobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	100	124,383
Dynegy, Inc., Gtd. Notes	7.375	11/01/22		200	210,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.875	10/15/20		225	183,937
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500	06/15/25		150	144,484
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	5.500	11/22/21		250	261,562
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes	1.500	01/26/22	EUR	100	124,024
Vistra Energy Corp., Gtd. Notes, 144A	8.125	01/30/26		50	54,813

					1,310,408

Entertainment 1.9%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	138,369
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	129,219
International Game Technology PLC, Sr. Sec’d. Notes	4.125	02/15/20	EUR	100	127,359
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		150	153,000
William Hill PLC (United Kingdom), Gtd. Notes	4.875	09/07/23	GBP	100	144,382

					692,329

Foods 0.7%
Darling Global Finance BV, Gtd. Notes	4.750	05/30/22	EUR	100	123,791
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		150	136,174

					259,965

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Forest Products & Paper 0.3%
Sappi Papier Holding GmbH (South Africa), Gtd. Notes	3.375%	04/01/22	EUR	100	$122,632

Healthcare-Products 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	120,638

Healthcare-Services 1.5%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875	02/01/22		200	108,560
Gtd. Notes	8.000	11/15/19		50	45,500
HCA, Inc., Gtd. Notes	5.875	02/15/26		200	202,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		125	128,750
Sr. Unsec’d. Notes	8.125	04/01/22		50	52,062

					537,372

Home Builders 0.8%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25		100	99,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		75	75,000
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		125	127,969

					302,719

Insurance 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	120,372
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	07/24/39	EUR	100	131,130
Credit Agricole Assurances SA (France), Sub. Notes	4.250	01/29/49	EUR	100	130,199

					381,701

Internet 0.3%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	100	119,998

Iron/Steel 0.5%
Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25		175	168,766

Lodging 0.6%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22		100	109,500
MGM Resorts International, Gtd. Notes	6.000	03/15/23		100	104,625

					214,125

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Media 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		125	$122,188
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21		75	74,141
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		50	49,500
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625	03/15/20		125	125,312
Discovery Communications LLC, Gtd. Notes	2.500	09/20/24	GBP	100	135,599
Gtd. Notes	4.900	03/11/26		150	153,896
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		200	181,875
SFR Group SA (France), Sr. Sec’d. Notes	5.625	05/15/24	EUR	100	124,715
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	7.000	04/15/23	GBP	100	142,489

					1,109,715

Miscellaneous Manufacturing 1.0%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22		175	174,673
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	189,450

					364,123

Oil & Gas 4.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22		100	107,500
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27		200	192,309
CNX Resources Corp., Gtd. Notes	8.000	04/01/23		75	78,937
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	2.850	10/25/19	CHF	100	103,737
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	100	144,830
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23		75	67,688
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.250	10/02/23	EUR	100	131,665
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	02/24/25	EUR	100	139,900
Gtd. Notes, EMTN	2.500	08/21/21	EUR	100	125,047
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	255,407
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	123,399
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes	1.000	04/28/22	EUR	200	244,302

					1,714,721

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Packaging & Containers 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes	4.750%	07/15/27	GBP	100	$134,401
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	136,567
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	148,686
Horizon Holdings I SAS (France), Gtd. Notes	7.250	08/01/23	EUR	100	126,305
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes	7.750	02/15/23	EUR	100	125,590

					671,549

Pharmaceuticals 0.7%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25		150	144,156
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	118,002

					262,158

Pipelines 0.5%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	86,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		100	99,750

					186,375

Real Estate 0.3%
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25		100	97,125

Real Estate Investment Trusts (REITs) 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	100	123,528

Retail 0.9%
L Brands, Inc., Gtd. Notes	5.250	02/01/28		80	74,900
Gtd. Notes	5.625	10/15/23		50	51,937
PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		150	87,000
Sr. Sec’d. Notes, 144A	5.875	06/01/25		25	17,938
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20		25	20,625
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		75	76,031

					328,431

Software 1.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		150	149,625
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	119,637
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		125	130,798

					400,060

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications 1.9%
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%		06/15/21		100	$102,188
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750		07/15/25		205	201,156
Sprint Capital Corp., Gtd. Notes	8.750		03/15/32		250	286,406
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125		01/20/25	EUR	120	127,580

						717,330

Transportation 0.3%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750		02/15/23	EUR	100	109,900

TOTAL CORPORATE BONDS (cost $15,659,872)						15,736,662

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.1%
CIM Commercial Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	01/25/57		87	88,806
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.197	(c)	10/25/27		1,000	1,114,169
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.660	(c)	05/01/22		76	76,258
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.410	(c)	09/01/22		62	62,329
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.310	(c)	11/01/22		62	61,759
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23		100	100,624

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,350,712)						1,503,945

SOVEREIGN BONDS 34.3%
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000		01/15/27	EUR	200	234,598
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	300	352,317
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	69	91,501
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875		04/01/21	EUR	550	704,116
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	2.950		09/03/24	EUR	450	614,538

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	$221,425
Costa Rica Government International Bond (Costa Rica), Bonds	4.370		05/22/19		100	100,045
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.000		01/26/24		300	326,933
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	200	265,623
Unsec’d. Notes, EMTN	3.875		05/06/22	EUR	955	1,267,954
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	100	136,773
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500		05/06/21		230	242,995
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577		02/21/23		200	200,700
Hellenic Republic Government Bond (Greece), Bonds	3.000	(cc)	02/24/23	EUR	60	73,125
Bonds	3.000	(cc)	02/24/24	EUR	90	109,058
Bonds	3.000	(cc)	02/24/27	EUR	175	207,168
Bonds	3.000	(cc)	02/24/28	EUR	280	327,062
Bonds	3.000	(cc)	02/24/29	EUR	220	253,545
Bonds	3.000	(cc)	02/24/31	EUR	50	56,011
Bonds	3.000	(cc)	02/24/32	EUR	335	370,998
Bonds	8.778	(s)	10/15/42	EUR	11,805	57,023
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	370	443,630
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	147,609
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	100	135,304
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	2.875		07/08/21	EUR	450	584,447
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	100	133,435
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	200	275,030
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN	0.963		09/22/22	SEK	1,000	115,021
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752		03/09/23		200	199,854
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.050		08/01/27	EUR	150	186,699
Bonds, 144A	2.800		03/01/67	EUR	50	56,950
Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes	3.441		02/15/21	MYR	1,000	252,953
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	1.625		03/06/24	EUR	785	961,094
Sr. Unsec’d. Notes, EMTN	1.750		04/17/28	EUR	160	187,902

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	100	$128,268
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	115	150,470
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	132,587
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		200	211,818
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	645	938,382
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	124,983
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	3.750	01/19/23	EUR	200	279,197
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	190,784
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	119,707
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	235	289,923
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	115	192,701
Turkey Government Bond (Turkey), Bonds	9.000	07/24/24	TRY	200	42,343

TOTAL SOVEREIGN BONDS (cost $11,803,937)					12,694,599

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes	2.000	11/15/26		190	176,633
U.S. Treasury Notes(h)	1.875	04/30/22		380	367,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $567,831)					544,313

TOTAL LONG-TERM INVESTMENTS (cost $32,306,466)					33,413,530

SHORT-TERM INVESTMENTS 13.0%

			Shares

AFFILIATED MUTUAL FUNDS 4.8%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)				1,656,584	1,656,584
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $109,072; includes $108,897 of cash collateral for securities on loan)(b)(w)				109,067	109,068

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,765,656)					1,765,652

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Value
OPTIONS PURCHASED~* 8.2% (cost $4,047,910)	$3,045,898

TOTAL SHORT-TERM INVESTMENTS (cost $5,813,566)	4,811,550

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $38,120,032)	38,225,080

OPTIONS WRITTEN~* (7.8)% (premiums received $4,198,771)	(2,904,010)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.5% (cost $33,921,261)	35,321,070
Other assets in excess of liabilities(z) 4.5%	1,676,055

NET ASSETS 100.0%	$36,997,125

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

HICP—Harmonized Index of Consumer Prices

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

See Notes to Financial Statements.

20

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

AED—Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(23,864) and (0.1)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,398; cash collateral of $108,897 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $255,723. The aggregate value of $255,551 is approximately 0.7% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	$30,370
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	200	20,384
Currency Option EUR vs TRY	Call	BNP Paribas	06/27/18	6.00	—	EUR	1,250	535
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	8.00	—	EUR	1,500	1,616
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	1,500	60,127
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	3,000	—
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	05/25/18	27.00	—	EUR	1,500	—
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	1,200	521
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00	—	EUR	1,500	705
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	9,584
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00	—	EUR	3,000	38,581
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	06/27/18	5.00	—		1,500	19
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	4.65	—		2,000	211
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		3,000	112
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		2,000	1,718
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		2,000	7,659
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		2,000	2,003
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		2,000	48,305
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		2,000	369
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		4,000	141
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	6.50	—		2,000	55,686
Currency Option USD vs JPY	Call	Deutsche Bank AG	07/27/18	110.00	—		3,000	25,073
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		3,000	54,953
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		3,000	44
Currency Option USD vs KRW	Call	Morgan Stanley	07/27/18	1,500.00	—		1,500	22
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—		1,500	8,933
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—		3,000	6,916
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—		1,500	2,792
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—		1,500	25,940
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—		3,000	9,084
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		3,000	49,315
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—		2,000	99

See Notes to Financial Statements.

22

Options Purchased (cont’d.)

OTC Traded (cont’d.)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		300	$19,238
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—		1,000	1,067
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—		4,000	36,214
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—		2,000	84,479
Currency Option USD vs RUB	Call	Citigroup Global Markets	07/11/18	95.00	—		2,000	201
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		3,000	5,758
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00	—		3,000	65,211
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		3,000	1,842
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		1,000	9,064
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		1,000	1,806
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		1,500	39,300
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		3,000	581
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		1,500	280
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		1,500	6,090
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		3,000	167,204
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00	—	AUD	10,000	765
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	70.00	—	AUD	19,000	193,023
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	9,500	317,724
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	482,538
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00	—	AUD	10,000	579,455
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	10,000	338,274
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	4,000	53,934
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60	—	EUR	1,500	3,997
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20	—	EUR	1,500	28,617
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00	—	EUR	1,500	12,572
Currency Option GBP VS USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	1,250	7,180
Currency Option GBP VS USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	1,250	27,286
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10	—		2,000	24,244
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		1,500	60,500

Total OTC Traded (cost $4,042,572)								3,030,261

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	9/19/18		$107.50	5.00% (Q)	CDX.NA.HY.30.V1 (Q)		1,100	$2,640
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	9/19/18	EUR	250.00	5.00% (Q)	iTraxx.XO.29.V1 (Q)	EUR	900	3,002
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	6 Month JPY LIBOR (S)	1.25% (S)	JPY	35,000	9,995

Total OTC Swaptions (cost $5,338)										$15,637

Total Options Purchased (cost $4,047,910)										$3,045,898

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR	200	$(9,293)
Currency Option EUR vs TRY	Call	Credit Suisse First Boston Corp.	06/27/18	6.00	—	EUR	1,250	(535)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	1,500	(60,127)
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	01/29/20	8.00	—	EUR	1,500	(38,839)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	1,200	(520)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	1,500	(9,584)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(38,581)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	1,500	(39,826)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	06/27/18	5.00	—		1,500	(19)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		2,000	(1,718)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		2,000	(7,659)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		3,000	(33,027)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		2,000	(41,993)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		4,000	(32,132)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		2,000	(369)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		4,000	(141)
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	7.00	—		2,000	(20,525)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		3,000	(25,073)
Currency Option USD vs KRW	Call	Citigroup Global Markets	07/27/18	1,500.00	—		1,500	(22)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—		1,500	(8,933)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		3,000	(6,916)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		1,500	(2,792)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00			1,500	(25,940)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		3,000	(9,084)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		6,000	(46,096)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		300	(7,402)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		1,000	(1,067)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		4,000	(36,214)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—		4,000	(63,686)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—		3,000	(5,758)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		3,000	(65,211)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—		2,000	(34,006)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		1,000	(9,064)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		1,000	(1,806)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		1,500	(39,300)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		3,000	(70,071)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		1,500	(280)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		1,500	(6,090)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		6,000	(119,399)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	19,000	(193,022)
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	80.00	—	AUD	9,500	(317,724)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	20,000	(482,538)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(579,455)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	20,000	(289,185)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR	200	(1,709)

See Notes to Financial Statements.

24

Options Written (cont’d.)

OTC Traded (cont’d.)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP VS USD	Put	Citigroup Global Markets	11/25/19	1.15	—	GBP	1,250	$(7,180)
Currency Option GBP VS USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	1,250	(27,286)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		1,500	(60,500)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		300	(3,162)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—		110	(2,197)

Total OTC Traded (premiums received $4,186,926)								(2,883,056)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	1.25% (S)	6 Month JPY LIBOR (S)	JPY	35,000	$(9,995)
CDX.NA.HY.30.V1, 6/20/23	Put	Citigroup Global Markets	9/19/18		$100.50	5.00% (Q)	CDX.NA.HY.30.V1 (Q)		1,100	(6,103)
iTraxx.XO.29.V1, 06/20/23	Put	JPMorgan Chase	9/19/18	EUR	400.00	5.00% (Q)	iTraxx.XO.29.V1 (Q)	EUR	900	(4,856)

Total OTC Swaptions (premiums received $11,845)										$(20,954)

Total Options Written (premiums received $4,198,771)										$(2,904,010)

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
11	90 Day Euro Dollar	Dec. 2020	$2,666,538	$(2,388)
30	90 Day Sterling	Sep. 2018	5,118,776	6,195
40	5 Year U.S. Treasury Notes	Jun. 2018	4,540,312	(23,562)
9	10 Year U.K. Gilt	Jun. 2018	1,514,848	17,925
88	10 Year U.S. Treasury Notes	Jun. 2018	10,527,000	(45,117)
21	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	3,299,625	47,838

				891

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Futures contracts outstanding at April 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
8	30 Day Federal Funds	Jul. 2018	$3,269,095	$1,333
41	30 Day Federal Funds	Sep. 2018	16,748,131	22,440
11	90 Day Euro Dollar	Dec. 2021	2,665,988	2,238
30	90 Day Sterling	Sep. 2019	5,102,771	(10,842)
7	2 Year U.S. Treasury Notes	Jun. 2018	1,484,328	2,734
8	5 Year Euro-Bobl	Jun. 2018	1,265,563	(9,757)
1	10 Year Euro-Bund	Jun. 2018	191,694	906
1	10 Year Japanese Bonds	Jun. 2018	1,377,973	1,189
12	20 Year U.S. Treasury Bonds	Jun. 2018	1,726,125	(7,852)
27	Euro Schatz. DUA Index	Jun. 2018	3,649,006	(4,939)

				(2,550)

				$(1,659)

Cash and foreign currency of $269,584 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	4,636	$228,057	$225,287	$—	$(2,770)
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	83	63,222	62,578	—	(644)
Expiring 07/12/18	Citigroup Global Markets	AUD	53	39,999	39,790	—	(209)
Expiring 07/12/18	Citigroup Global Markets	AUD	180	140,066	135,686	—	(4,380)
Expiring 07/12/18	Morgan Stanley	AUD	53	41,119	40,186	—	(933)
Expiring 07/12/18	JPMorgan Chase	AUD	49	37,000	36,807	—	(193)
Expiring 07/31/18	Goldman Sachs & Co.	AUD	49	37,293	36,903	—	(390)
Expiring 07/31/18	UBS AG	AUD	77	58,000	57,743	—	(257)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar, (cont’d.)
Expiring 06/28/19	Goldman Sachs & Co.	AUD	425	$324,857	$321,441	$—	$(3,416)
Expiring 06/28/19	Morgan Stanley	AUD	171	132,268	129,174	—	(3,094)
Expiring 01/31/20	Citigroup Global Markets	AUD	563	451,200	426,652	—	(24,548)
Brazilian Real,
Expiring 05/03/18	Morgan Stanley	BRL	1,961	602,103	559,490	—	(42,613)
Expiring 05/03/18	UBS AG	BRL	149	44,630	42,474	—	(2,156)
Expiring 06/29/18	Goldman Sachs & Co.	BRL	343	106,838	97,197	—	(9,641)
Expiring 06/29/18	Goldman Sachs & Co.	BRL	558	162,740	158,307	—	(4,433)
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	265	77,000	75,326	—	(1,674)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	938	267,516	266,051	—	(1,465)
Expiring 07/31/18	UBS AG	BRL	162	46,000	45,728	—	(272)
Expiring 07/31/18	UBS AG	BRL	1,268	379,872	358,709	—	(21,163)
Expiring 09/28/18	JPMorgan Chase	BRL	268	81,000	75,616	—	(5,384)
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	238,933	—	(14,767)
Expiring 04/30/19	JPMorgan Chase	BRL	290	83,545	80,594	—	(2,951)
Expiring 04/30/19	JPMorgan Chase	BRL	378	111,000	104,830	—	(6,170)
Expiring 09/30/19	Barclays Capital Group	BRL	84	24,379	22,910	—	(1,469)
Expiring 09/30/19	Barclays Capital Group	BRL	142	41,472	38,722	—	(2,750)
Expiring 09/30/19	JPMorgan Chase	BRL	347	99,000	94,870	—	(4,130)
Expiring 12/24/19	Barclays Capital Group	BRL	56	16,058	15,141	—	(917)
Expiring 12/24/19	Barclays Capital Group	BRL	334	96,559	90,423	—	(6,136)
British Pound,
Expiring 07/26/18	Bank of America	GBP	139	198,178	191,672	—	(6,506)
Expiring 11/27/19	Citigroup Global Markets	GBP	267	363,040	378,359	15,319	—
Canadian Dollar,
Expiring 07/12/18	Barclays Capital Group	CAD	89	70,000	69,645	—	(355)

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar, (cont’d.)
Expiring 07/12/18	Morgan Stanley	CAD	514	$403,498	$401,160	$—	$(2,338)
Expiring 07/31/18	JPMorgan Chase	CAD	87	67,740	67,733	—	(7)
Expiring 07/31/18	Morgan Stanley	CAD	27	21,000	21,053	53	—
Expiring 01/31/19	Citigroup Global Markets	CAD	429	333,000	335,717	2,717	—
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	50,123	83,257	81,703	—	(1,554)
Expiring 07/13/18	Citigroup Global Markets	CLP	76,891	126,847	125,336	—	(1,511)
Chinese Renminbi,
Expiring 07/31/18	UBS AG	CNH	330	52,000	52,052	52	—
Expiring 11/30/18	Citigroup Global Markets	CNH	1,806	261,156	283,365	22,209	—
Expiring 11/30/18	JPMorgan Chase	CNH	104	15,298	16,343	1,045	—
Expiring 11/30/18	JPMorgan Chase	CNH	416	60,000	65,278	5,278	—
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	17,587	2,587	—
Expiring 02/28/20	Morgan Stanley	CNH	3,182	490,000	491,847	1,847	—
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	591,002	205,301	210,269	4,968	—
Expiring 06/15/18	Citigroup Global Markets	COP	198,613	69,447	70,664	1,217	—
Expiring 06/15/18	Citigroup Global Markets	COP	231,088	83,258	82,218	—	(1,040)
Expiring 06/15/18	Citigroup Global Markets	COP	591,002	205,709	210,269	4,560	—
Czech Koruna,
Expiring 07/12/18	Bank of America	CZK	3,019	148,233	143,039	—	(5,194)
Expiring 07/12/18	Citigroup Global Markets	CZK	7,665	372,970	363,171	—	(9,799)
Danish Krone,
Expiring 07/24/18	Citigroup Global Markets	DKK	51	8,511	8,294	—	(217)
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	1,521	82,835	83,745	910	—
Expiring 10/11/18	Citigroup Global Markets	EGP	2,078	111,520	114,100	2,580	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	30	$37,000	$36,380	$—	$(620)
Expiring 07/31/18	Deutsche Bank AG	EUR	80	98,566	97,316	—	(1,250)
Expiring 07/31/18	JPMorgan Chase	EUR	42	51,000	50,910	—	(90)
Expiring 02/28/20	Bank of America	EUR	327	427,814	419,075	—	(8,739)
Expiring 02/28/20	BNP Paribas	EUR	794	898,610	1,017,571	118,961	—
Expiring 02/28/20	Morgan Stanley	EUR	653	756,761	836,868	80,107	—
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	72,963	290,968	282,462	—	(8,506)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	21,565	324,692	320,323	—	(4,369)
Expiring 07/20/18	Deutsche Bank AG	INR	22,571	340,110	335,270	—	(4,840)
Expiring 07/20/18	Morgan Stanley	INR	5,492	83,804	81,578	—	(2,226)
Expiring 07/20/18	UBS AG	INR	1,626	24,000	24,152	152	—
Expiring 07/20/18	UBS AG	INR	4,769	71,000	70,832	—	(168)
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	622,160	44,000	44,325	325	—
Expiring 07/16/18	Barclays Capital Group	IDR	1,429,870	101,000	101,868	868	—
Expiring 07/16/18	Deutsche Bank AG	IDR	3,467,633	250,407	247,045	—	(3,362)
Expiring 07/16/18	JPMorgan Chase	IDR	1,371,510	98,000	97,710	—	(290)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	15,087	140,462	138,859	—	(1,603)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	6,628	61,389	61,007	—	(382)
Expiring 07/26/18	Morgan Stanley	JPY	3,911	36,000	35,994	—	(6)
Expiring 07/26/18	JPMorgan Chase	JPY	49,881	460,351	459,284	—	(1,067)
Expiring 07/31/18	Deutsche Bank AG	JPY	54,925	523,001	505,731	—	(17,270)
Expiring 01/29/21	Citigroup Global Markets	JPY	74,831	746,001	747,836	1,835	—

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit,
Expiring 05/22/18	Barclays Capital Group	MYR	504	$129,275	$128,391	$—	$(884)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	965	52,000	51,093	—	(907)
Expiring 06/28/18	Morgan Stanley	MXN	9,261	492,430	490,541	—	(1,889)
Expiring 01/29/19	UBS AG	MXN	2,828	143,001	144,977	1,976	—
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	159,061	2,061	—
Expiring 01/31/19	Deutsche Bank AG	MXN	573	30,000	29,365	—	(635)
Expiring 03/29/19	Morgan Stanley	MXN	22,197	1,048,000	1,128,119	80,119	—
Expiring 12/30/19	Goldman Sachs & Co.	MXN	1,589	77,730	77,964	234	—
New Taiwanese Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	997	34,000	33,889	—	(111)
Expiring 07/13/18	Citigroup Global Markets	TWD	1,513	52,000	51,433	—	(567)
Expiring 07/13/18	Toronto Dominion	TWD	1,043	36,000	35,442	—	(558)
Expiring 07/13/18	UBS AG	TWD	1,147	39,000	38,987	—	(13)
Expiring 07/13/18	UBS AG	TWD	1,155	39,000	39,261	261	—
Expiring 07/13/18	UBS AG	TWD	1,399	48,000	47,537	—	(463)
Expiring 07/13/18	UBS AG	TWD	2,214	76,000	75,238	—	(762)
Expiring 07/13/18	UBS AG	TWD	2,710	92,000	92,091	91	—
Expiring 07/13/18	UBS AG	TWD	3,037	104,000	103,219	—	(781)
New Zealand Dollar,
Expiring 07/12/18	Bank of America	NZD	21	15,199	14,644	—	(555)
Expiring 07/12/18	Morgan Stanley	NZD	25	18,000	17,930	—	(70)
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	2,935	379,513	367,080	—	(12,433)
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	380	117,420	116,552	—	(868)
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	6,751	129,000	130,146	1,146	—
Expiring 06/14/18	Deutsche Bank AG	PHP	7,287	139,880	140,486	606	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	2,163	638,602	617,213	—	(21,389)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	5,248	$84,251	$82,593	$—	$(1,658)
Expiring 07/13/18	Barclays Capital Group	RUB	11,042	189,585	173,774	—	(15,811)
Expiring 06/28/19	Bank of America	RUB	2,579	43,457	39,157	—	(4,300)
Expiring 06/28/19	Barclays Capital Group	RUB	3,187	50,835	48,387	—	(2,448)
Expiring 06/28/19	Barclays Capital Group	RUB	6,797	114,820	103,193	—	(11,627)
Expiring 06/28/19	Goldman Sachs & Co.	RUB	4,278	71,000	64,949	—	(6,051)
Expiring 12/24/19	Citigroup Global Markets	RUB	38,251	558,000	571,487	13,487	—
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	417	313,429	314,280	851	—
Expiring 05/11/18	Deutsche Bank AG	SGD	417	314,066	314,279	213	—
Expiring 05/11/18	Morgan Stanley	SGD	20	15,177	15,137	—	(40)
Expiring 05/11/18	Morgan Stanley	SGD	36	26,999	26,920	—	(79)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	978	83,076	77,963	—	(5,113)
Expiring 06/12/18	Citigroup Global Markets	ZAR	509	41,812	40,596	—	(1,216)
Expiring 06/12/18	Toronto Dominion	ZAR	4,067	337,454	324,365	—	(13,089)
Expiring 07/31/18	Morgan Stanley	ZAR	277	23,000	21,935	—	(1,065)
Expiring 07/31/18	Morgan Stanley	ZAR	502	41,000	39,790	—	(1,210)
Expiring 07/31/18	Morgan Stanley	ZAR	624	51,000	49,489	—	(1,511)
Expiring 07/31/18	Morgan Stanley	ZAR	793	67,000	62,834	—	(4,166)
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	742	53,000	57,931	4,931	—
Expiring 11/30/18	JPMorgan Chase	ZAR	1,294	104,433	100,989	—	(3,444)
Expiring 06/28/19	JPMorgan Chase	ZAR	1,991	156,575	151,727	—	(4,848)
Expiring 06/28/19	Morgan Stanley	ZAR	1,318	98,000	100,454	2,454	—
Expiring 11/27/19	JPMorgan Chase	ZAR	2,578	198,721	192,970	—	(5,751)
Expiring 12/30/19	Barclays Capital Group	ZAR	4,328	336,316	322,727	—	(13,589)

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	146,763	$139,292	$137,443	$—	$(1,849)
Expiring 05/09/18	Deutsche Bank AG	KRW	411,011	380,250	384,911	4,661	—
Expiring 07/31/18	Deutsche Bank AG	KRW	66,960	61,494	62,909	1,415	—
Expiring 07/31/18	Morgan Stanley	KRW	75,900	69,000	71,308	2,308	—
Expiring 07/31/18	UBS AG	KRW	71,395	67,000	67,075	75	—
Expiring 04/30/19	BNP Paribas	KRW	123,748	116,308	117,309	1,001	—
Expiring 04/30/19	Deutsche Bank AG	KRW	13,612	12,536	12,903	367	—
Expiring 05/31/19	Goldman Sachs & Co.	KRW	41,301	39,000	39,211	211	—
Expiring 05/31/19	Morgan Stanley	KRW	44,795	42,469	42,528	59	—
Expiring 07/31/19	BNP Paribas	KRW	131,292	117,256	125,023	7,767	—
Expiring 07/31/19	Morgan Stanley	KRW	741,245	661,000	705,854	44,854	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	1,266	40,000	40,115	115	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,292	41,000	40,935	—	(65)
Expiring 05/11/18	Citigroup Global Markets	THB	1,800	57,001	57,044	43	—
Expiring 05/11/18	Citigroup Global Markets	THB	2,012	64,000	63,769	—	(231)
Expiring 05/11/18	Citigroup Global Markets	THB	3,109	100,000	98,530	—	(1,470)
Expiring 05/11/18	Citigroup Global Markets	THB	9,389	298,024	297,600	—	(424)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	236	56,027	57,303	1,276	—
Expiring 06/12/18	Barclays Capital Group	TRY	562	138,460	136,385	—	(2,075)
Expiring 06/12/18	Citigroup Global Markets	TRY	111	27,496	27,000	—	(496)
Expiring 06/12/18	Citigroup Global Markets	TRY	349	84,776	84,624	—	(152)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira, (cont’d.)
Expiring 06/12/18	Citigroup Global Markets	TRY	450	$111,387	$109,350	$—	$(2,037)
Expiring 06/12/18	Citigroup Global Markets	TRY	562	136,628	136,564	—	(64)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	371	89,000	90,024	1,024	—
Expiring 07/31/18	Morgan Stanley	TRY	205	49,000	48,963	—	(37)
Expiring 11/30/18	BNP Paribas	TRY	124	32,000	28,468	—	(3,532)
Expiring 11/30/18	Citigroup Global Markets	TRY	977	243,285	224,791	—	(18,494)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	125,000	123,645	—	(1,355)
Expiring 11/30/18	Morgan Stanley	TRY	693	154,542	159,451	4,909	—
Expiring 02/28/19	Barclays Capital Group	TRY	224	49,719	50,115	396	—
Expiring 04/30/19	Morgan Stanley	TRY	93	19,726	20,361	635	—
Expiring 08/29/19	Citigroup Global Markets	TRY	1,873	385,479	397,070	11,591	—

				$25,227,438	$25,261,749	458,727	(424,416)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	917	$44,718	$44,544	$174	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	2,138	104,342	103,896	446	—
Expiring 05/03/18	Citigroup Global Markets	ARS	1,640	79,840	79,704	136	—
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	181	139,533	136,650	2,883	—
Expiring 07/12/18	JPMorgan Chase	AUD	258	194,981	194,477	504	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	571	166,514	163,026	3,488	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	938	268,889	267,657	1,232	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	435	128,258	124,135	4,123	—
Expiring 05/03/18	UBS AG	BRL	165	48,000	47,147	853	—

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, (cont’d.)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	$183,673	$202,743	$—	$(19,070)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	432	120,000	122,584	—	(2,584)
Expiring 07/03/18	BNP Paribas	BRL	491	139,540	139,327	213	—
Expiring 07/31/18	Barclays Capital Group	BRL	450	137,363	127,320	10,043	—
Expiring 07/31/18	Barclays Capital Group	BRL	133	40,397	37,664	2,733	—
Expiring 07/31/18	Citigroup Global Markets	BRL	240	68,000	68,002	—	(2)
Expiring 09/28/18	Morgan Stanley	BRL	837	240,000	235,712	4,288	—
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	846	233,000	234,890	—	(1,890)
Expiring 09/30/19	JPMorgan Chase	BRL	485	139,000	132,612	6,388	—
Expiring 12/24/19	JPMorgan Chase	BRL	1,182	333,000	320,136	12,864	—
Expiring 03/31/20	JPMorgan Chase	BRL	2,555	714,000	685,006	28,994	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	159	222,672	219,689	2,983	—
Expiring 07/26/18	Citigroup Global Markets	GBP	71	100,000	98,702	1,298	—
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	144	211,608	204,059	7,549	—
Expiring 11/27/19	JPMorgan Chase	GBP	92	134,566	130,294	4,272	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	40,713	518	—
Canadian Dollar,
Expiring 07/12/18	Morgan Stanley	CAD	140	109,000	108,894	106	—
Expiring 01/31/19	Morgan Stanley	CAD	261	209,784	204,460	5,324	—
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	54	42,999	42,118	881	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	32,742	53,960	53,372	588	—
Expiring 07/13/18	Barclays Capital Group	CLP	27,221	45,000	44,371	629	—
Expiring 07/13/18	Barclays Capital Group	CLP	15,831	25,989	25,805	184	—
Expiring 07/13/18	Citigroup Global Markets	CLP	36,628	60,060	59,705	355	—
Expiring 07/13/18	UBS AG	CLP	22,206	37,000	36,196	804	—
Chinese Renminbi,
Expiring 07/24/18	Citigroup Global Markets	CNH	107	16,927	16,806	121	—
Expiring 07/31/18	Deutsche Bank AG	CNH	251	39,662	39,615	47	—
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	2,439	345,000	382,572	—	(37,572)
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	119,952	42,000	42,677	—	(677)

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	477	$23,000	$22,609	$391	$—
Expiring 07/12/18	UBS AG	CZK	2,963	140,395	140,374	21	—
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	11	13,705	13,463	242	—
Expiring 07/26/18	Citigroup Global Markets	EUR	231	280,791	281,020	—	(229)
Expiring 07/26/18	Citigroup Global Markets	EUR	66	80,000	79,860	140	—
Expiring 07/26/18	JPMorgan Chase	EUR	107	131,209	129,746	1,463	—
Expiring 07/26/18	Morgan Stanley	EUR	64	77,999	77,382	617	—
Expiring 07/26/18	Morgan Stanley	EUR	41	51,000	50,418	582	—
Expiring 07/26/18	Toronto Dominion	EUR	1,687	2,076,198	2,051,526	24,672	—
Expiring 02/25/19	Citigroup Global Markets	EUR	200	253,730	247,802	5,928	—
Expiring 02/28/19	Deutsche Bank AG	EUR	154	193,244	190,859	2,385	—
Expiring 11/27/19	Citigroup Global Markets	EUR	65	84,419	81,996	2,423	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,569	187,343	2,226	—
Expiring 02/28/20	BNP Paribas	EUR	1,423	1,795,683	1,823,681	—	(27,998)
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	11,820	46,000	45,761	239	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	1,120	317,555	312,790	4,765	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	15,184	140,462	139,756	706	—
Expiring 07/31/18	Citigroup Global Markets	JPY	118,368	1,096,000	1,089,883	6,117	—
Expiring 07/31/18	JPMorgan Chase	JPY	3,794	35,001	34,936	65	—
Expiring 06/28/19	Bank of America	JPY	14,435	131,688	136,744	—	(5,056)
Expiring 06/28/19	Morgan Stanley	JPY	24,684	234,221	233,823	398	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	866	46,000	45,854	146	—
Expiring 01/31/19	Morgan Stanley	MXN	4,241	183,000	217,321	—	(34,321)
Expiring 03/29/19	Barclays Capital Group	MXN	732	35,240	37,220	—	(1,980)
Expiring 03/29/19	JPMorgan Chase	MXN	9,056	436,515	460,271	—	(23,756)
Expiring 03/29/19	JPMorgan Chase	MXN	4,432	211,000	225,268	—	(14,268)
Expiring 03/29/19	JPMorgan Chase	MXN	1,717	86,384	87,249	—	(865)
Expiring 12/30/19	Morgan Stanley	MXN	2,967	134,000	145,564	—	(11,564)
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	14,103	486,708	479,283	7,425	—
Norwegian Krone,
Expiring 07/24/18	Morgan Stanley	NOK	207	26,000	25,868	132	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	81	25,000	24,877	123	—

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	7,311	$138,433	$140,944	$—	$(2,511)
Expiring 06/14/18	Barclays Capital Group	PHP	5,229	100,000	100,811	—	(811)
Expiring 06/14/18	Barclays Capital Group	PHP	2,671	51,000	51,497	—	(497)
Expiring 06/14/18	Barclays Capital Group	PHP	2,364	45,000	45,569	—	(569)
Expiring 06/14/18	Barclays Capital Group	PHP	1,473	28,000	28,405	—	(405)
Expiring 06/14/18	Deutsche Bank AG	PHP	3,928	74,890	75,729	—	(839)
Polish Zloty,
Expiring 07/24/18	Morgan Stanley	PLN	209	60,001	59,749	252	—
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	8,898	140,300	140,035	265	—
Expiring 07/13/18	Barclays Capital Group	RUB	3,131	51,525	49,275	2,250	—
Expiring 06/28/19	Morgan Stanley	RUB	16,840	250,000	255,687	—	(5,687)
Expiring 12/24/19	Barclays Capital Group	RUB	13,857	212,407	207,037	5,370	—
Expiring 12/24/19	Goldman Sachs & Co.	RUB	20,740	338,000	309,861	28,139	—
Expiring 03/31/20	Citigroup Global Markets	RUB	18,480	269,001	273,711	—	(4,710)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs & Co.	SAR	5,715	1,500,000	1,519,946	—	(19,946)
Singapore Dollar,
Expiring 05/11/18	Morgan Stanley	SGD	110	84,000	83,016	984	—
Expiring 05/11/18	Morgan Stanley	SGD	45	34,000	34,053	—	(53)
Expiring 05/11/18	Morgan Stanley	SGD	37	28,000	27,958	42	—
Expiring 05/11/18	Morgan Stanley	SGD	31	23,000	23,057	—	(57)
South African Rand,
Expiring 06/12/18	JPMorgan Chase	ZAR	728	58,000	58,058	—	(58)
Expiring 09/28/18	Barclays Capital Group	ZAR	364	29,854	28,628	1,226	—
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	130,000	158,920	—	(28,920)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	3,310	229,000	252,180	—	(23,180)
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	81,991	76,000	76,784	—	(784)
Expiring 05/09/18	BNP Paribas	KRW	42,504	40,000	39,805	195	—
Expiring 05/09/18	Citigroup Global Markets	KRW	63,227	59,000	59,212	—	(212)
Expiring 07/12/18	BNP Paribas	KRW	39,028	36,000	36,549	—	(549)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	134,216	—	(8,735)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	50,904	48,000	48,255	—	(255)
Expiring 04/30/19	JPMorgan Chase	KRW	86,456	77,000	81,957	—	(4,957)

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won, (cont’d.)
Expiring 05/31/19	Morgan Stanley	KRW	165,750	$150,000	$157,363	$—	$(7,363)
Expiring 07/31/19	Deutsche Bank AG	KRW	515,823	462,000	491,195	—	(29,195)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	260,637	246,000	248,193	—	(2,193)
Expiring 12/24/19	Goldman Sachs & Co.	KRW	12,696	12,000	12,177	—	(177)
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	2,278	273,437	261,971	11,466	—
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	1,313	1,354,123	1,335,489	18,634	—
Expiring 07/24/18	JPMorgan Chase	CHF	18	19,000	18,806	194	—
Expiring 07/24/18	Toronto Dominion	CHF	104	108,748	106,156	2,592	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	3,273	105,000	103,746	1,254	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,824	58,000	57,826	174	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,760	56,000	55,769	231	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,071	34,000	33,933	67	—
Expiring 05/11/18	Citigroup Global Markets	THB	910	29,000	28,848	152	—
Expiring 05/11/18	Citigroup Global Markets	THB	691	22,000	21,913	87	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	331	83,423	80,285	3,138	—
Expiring 06/12/18	Hong Kong & Shanghai Bank	TRY	200	51,103	48,607	2,496	—
Expiring 06/12/18	UBS AG	TRY	559	138,511	135,677	2,834	—
Expiring 06/12/18	UBS AG	TRY	548	138,894	132,976	5,918	—
Expiring 06/12/18	UBS AG	TRY	444	110,891	107,854	3,037	—
Expiring 06/12/18	UBS AG	TRY	332	83,411	80,689	2,722	—
Expiring 06/29/18	Morgan Stanley	TRY	785	184,165	189,787	—	(5,622)
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,916	459,598	—	(15,682)
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	76,756	14,244	—
Expiring 04/30/19	BNP Paribas	TRY	523	120,286	114,818	5,468	—
Expiring 04/30/19	BNP Paribas	TRY	83	19,000	18,142	858	—
Expiring 08/29/19	BNP Paribas	TRY	985	239,000	208,752	30,248	—
Expiring 08/29/19	Morgan Stanley	TRY	891	182,863	188,910	—	(6,047)
Expiring 12/24/19	BNP Paribas	TRY	2,328	500,000	476,990	23,010	—

				$23,973,885	$23,991,957	333,774	(351,846)

						$792,501	$(776,262)

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/29/2018	Buy	EUR	170	TRY	658	$47,929	$—	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	946	EUR	210	—	(26,220)	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	497	EUR	112	—	(15,797)	BNP Paribas
07/12/2018	Buy	CAD	176	JPY	14,778	1,649	—	Barclays Capital Group
07/24/2018	Buy	CHF	503	EUR	421	258	—	Citigroup Global Markets
09/28/2018	Buy	EUR	149	ZAR	2,337	—	(1,673)	BNP Paribas
09/28/2018	Buy	ZAR	2,701	EUR	154	24,188	—	Citigroup Global Markets
02/28/2019	Buy	EUR	154	TRY	824	6,504	—	JPMorgan Chase
04/30/2019	Buy	EUR	320	TRY	1,555	57,056	—	BNP Paribas
04/30/2019	Buy	TRY	2,182	EUR	391	—	(7,725)	Citigroup Global Markets
06/28/2019	Buy	AUD	138	JPY	11,668	—	(6,191)	BNP Paribas
06/28/2019	Buy	JPY	60,856	AUD	734	21,527	—	Morgan Stanley
11/27/2019	Buy	EUR	227	ZAR	4,393	—	(40,451)	Citigroup Global Markets
11/27/2019	Buy	ZAR	1,815	EUR	105	2,488	—	Deutsche Bank AG
04/09/2018	Buy	EUR	392	ZAR	6,807	—	(8,038)	Deutsche Bank AG
12/30/2019	Buy	ZAR	4,061	EUR	245	—	(9,410)	Morgan Stanley
01/31/2020	Buy	EUR	242	TRY	1,476	10,096	—	Goldman Sachs & Co.
01/31/2020	Buy	AUD	383	JPY	29,790	2,100	—	Deutsche Bank AG
03/31/2020	Buy	EUR	443	ZAR	7,484	17,130	—	Morgan Stanley
11/30/2020	Buy	JPY	47,832	AUD	613	8,758	—	Deutsche Bank AG

						$199,683	$(115,505)

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Babson	05/15/18	1.000%(M)		70	$68	$—	$68	Goldman Sachs & Co.
Flagship	05/15/18	1.000%(M)		54	47	—	47	Goldman Sachs & Co.
Invesco	05/15/18	1.000%(M)		55	54	—	54	Goldman Sachs & Co.
Napier	05/15/18	1.000%(M)		29	28	—	28	Goldman Sachs & Co.
Octagon	05/15/18	1.000%(M)		32	31	—	31	Goldman Sachs & Co.
Partners Group	05/15/18	1.000%(M)	EUR	24	24	—	24	Goldman Sachs & Co.
Silvermine	05/15/18	1.000%(M)		53	46	—	46	Goldman Sachs & Co.
Venture CDO Ltd.	05/15/18	1.000%(M)		4	4	—	4	Goldman Sachs & Co.
WAMCO	05/15/18	1.000%(M)		41	40	—	40	Goldman Sachs & Co.

					$342	$—	$342

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%(Q)	100	0.368%	$(2,027)	$2,249	$(4,276)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)	100	0.357%	(2,060)	1,421	(3,481)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%(Q)	100	0.765%	(1,179)	(4,289)	3,110	BNP Paribas

					$(5,266)	$(619)	$(4,647)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	1.012%	$430	$(64,528)	$64,958	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.656%	(15,020)	(34,322)	19,302	Citigroup Global Markets
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.257%	26,082	14,623	11,459	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.257%	52,164	24,532	27,632	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.596%	3,792	(5,095)	8,887	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.220%	5,299	2,159	3,140	JPMorgan Chase
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.321%	19,457	6,571	12,886	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.555%	23,444	(16,633)	40,077	JPMorgan Chase
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	1.054%	12	(1,619)	1,631	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	750	0.272%	14,880	(403)	15,283	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	250	0.443%	488	(11,181)	11,669	Barclays Capital Group
Republic of Chile	12/20/20	1.000%(Q)	500	0.252%	10,183	(2,453)	12,636	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.524%	6,670	(22,421)	29,091	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.335%	13,682	(21,884)	35,566	Barclays Capital Group

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.538%	$3,245	$(13,020)	$16,265	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%(Q)	500	0.349%	22,842	8,689	14,153	JPMorgan Chase
Republic of Ireland	12/20/25	1.000%(Q)	500	0.349%	22,842	10,093	12,749	Barclays Capital Group
Republic of Ireland	12/20/26	1.000%(Q)	200	0.389%	9,503	(192)	9,695	JPMorgan Chase
Republic of Israel	12/20/20	1.000%(Q)	250	0.233%	5,221	3,054	2,167	JPMorgan Chase
Republic of Italy	12/20/20	1.000%(Q)	250	0.579%	2,983	93	2,890	JPMorgan Chase
Republic of Italy	12/20/25	1.000%(Q)	750	1.178%	(7,870)	(28,906)	21,036	JPMorgan Chase
Republic of Italy	12/20/25	1.000%(Q)	500	1.178%	(5,247)	(19,746)	14,499	JPMorgan Chase
Republic of Panama Government	12/20/20	1.000%(Q)	750	0.26%	15,138	(17,988)	33,126	Deutsche Bank AG
Republic of Panama Government	06/20/22	1.000%(Q)	100	0.468%	2,205	852	1,353	Citigroup Global Markets
Republic of Peru	12/20/20	1.000%(Q)	500	0.345%	8,979	(14,571)	23,550	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.362%	13,148	(42)	13,190	JPMorgan Chase
Republic of Portgual	06/20/22	1.000%(Q)	1,400	0.519%	27,939	(38,556)	66,495	Citigroup Global Markets
Republic of South Africa	12/20/20	1.000%(Q)	375	0.874%	1,646	(25,728)	27,374	JPMorgan Chase
Republic of Turkey	06/20/18	1.000%(Q)	100	0.633%	169	51	118	Citigroup Global Markets
Republic of Turkey	12/20/20	1.000%(Q)	625	1.251%	(3,242)	(39,564)	36,322	Deutsche Bank AG
Russian Federation	12/20/20	1.000%(Q)	375	0.881%	1,572	(26,388)	27,960	JPMorgan Chase
Russian Federation	12/20/21	1.000%(Q)	475	1.035%	(19)	(27,386)	27,367	Barclays Capital Group
Russian Federation	06/20/23	1.000%(Q)	350	1.318%	(4,800)	(5,826)	1,026	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	50	1.318%	(686)	(996)	310	Morgan Stanley
Russian Federation	12/20/26	1.000%(Q)	350	1.835%	(20,480)	(31,899)	11,419	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	300	0.148%	710	362	348	Morgan Stanley

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
State of Illinois^	12/20/22	1.000%(Q)	210	*	$(6,390)	$(8,549)	$2,159	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)	200	*	(15,619)	(13,998)	(1,621)	Goldman Sachs & Co.
United Mexican States	06/20/22	1.000%(Q)	1,000	0.877%	5,961	314	5,647	Citigroup Global Markets

					$241,313	$(422,501)	$663,814

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		834	$(381)	$(1,367)	$(986)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	475	(2,067)	(5,646)	(3,579)

					$(2,448)	$(7,013)	$(4,565)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		2,400	$148,898	$179,996	$31,098
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	2,150	282,924	310,898	27,974
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	1,000	125,260	135,786	10,526

					$557,082	$626,680	$69,598

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	485	$(550)	$(20,957)	$20,407	Citigroup Global Markets

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at April 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
6,238	3 Month LIBOR	EUR(Q)	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citigroup Global Markets	02/20/20	$232,783	$—	$232,783
1,095	3 Month LIBOR	EUR(Q)	1,000	(0.214)%(Q)	JPMorgan Chase	11/05/20	(114,748)	—	(114,748)
698	3 Month LIBOR	EUR(Q)	650	(0.274)%(Q)	JPMorgan Chase	11/17/20	(87,270)	—	(87,270)
428	3 Month LIBOR	EUR(Q)	400	(0.279)%(Q)	JPMorgan Chase	11/18/20	(54,859)	—	(54,859)
247	3 Month LIBOR	EUR(Q)	220	(0.443)%(Q)	JPMorgan Chase	08/22/21	(16,096)	—	(16,096)
438	3 Month LIBOR	EUR(Q)	400	(0.108)%(Q)	JPMorgan Chase	11/06/21	(45,912)	—	(45,912)
537	3 Month LIBOR	EUR(Q)	500	(0.007)%(Q)	JPMorgan Chase	05/17/22	(67,128)	—	(67,128)
376	3 Month LIBOR	EUR(Q)	350	0.015%(Q)	JPMorgan Chase	11/17/22	(47,197)	—	(47,197)
1,095	3 Month LIBOR	EUR(Q)	1,000	0.339%(Q)	JPMorgan Chase	11/05/24	(121,545)	—	(121,545)
107	3 Month LIBOR	EUR(Q)	100	0.355%(Q)	JPMorgan Chase	05/17/25	(14,255)	—	(14,255)
107	3 Month LIBOR	EUR(Q)	100	0.425%(Q)	JPMorgan Chase	11/12/25	(14,640)	—	(14,640)

							$(350,867)	$—	$(350,867)

See Notes to Financial Statements.

42

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	215	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(2,522)	$(2,522)
EUR	90	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,003)	(1,003)
EUR	880	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,010)	(4,010)
EUR	110	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,815	1,815
EUR	45	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	658	658
EUR	435	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,475	2,475
GBP	250	04/15/27	3.460%(T)	U.K. Retail Price Index(1)(T)	—	(5,948)	(5,948)
GBP	95	04/15/37	3.570%(T)	U.K. Retail Price Index(2)(T)	—	5,272	5,272
GBP	50	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	1,879	1,879
GBP	40	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(1,635)	(1,635)
GBP	10	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	1,059	1,059
GBP	5	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(971)	(971)
	300	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,800)	(7,355)	(5,555)

					$(1,800)	$(10,286)	$(8,486)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	2,085	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	$—	$4,188	$4,188
AUD	1,340	03/07/23	2.600%(S)	6 Month BBSW(1)(S)	142	(4,479)	(4,621)
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	—	12,317	12,317
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	2,606	2,416
BRL	5,755	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(102,648)	(102,648)
BRL	2,499	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	57,761	57,761
BRL	2,936	01/04/21	11.180%(T)	1 Day BROIS(2)(T)	—	105,565	105,565
BRL	463	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	12,865	12,865
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	(803)	(803)
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	36,555	36,555
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	15,264	15,264
BRL	2,425	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	45,096	45,096
CAD	2,530	03/22/23	2.480%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(3,205)	(1,072)	2,133

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$—	$(12,406)	$(12,406)
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(4)	(1,288)	(1,284)
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(1)(S)	—	9,141	9,141
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Bankers Acceptance(1)(S)	3	2,488	2,485
CHF	1,800	02/23/23	0.040%(A)	6 Month CHF LIBOR(2)(S)	5,317	5,406	89
CHF	380	10/05/37	—(3)	—(3)	—	(130)	(130)
CZK	33,400	04/24/20	1.198%(A)	3 Month PRIBOR(1)(Q)	(263)	(1,508)	(1,245)
CZK	14,000	01/06/22	0.555%(A)	6 Month PRIBOR(2)(S)	—	(22,333)	(22,333)
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(14,986)	(14,986)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(12,890)	(12,890)
CZK	15,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(40)	559	599
CZK	7,145	04/27/27	1.300%(S)	6 Month PRIBOR(1)(A)	—	13,001	13,001
CZK	6,640	06/29/27	1.175%(S)	6 Month PRIBOR(1)(A)	—	13,631	13,631
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	2,729	2,729
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	1,595	(3,048)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(254)	(254)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	9,709	9,709
EUR	795	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	—	4,500	4,500
EUR	745	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(13,171)	(17,433)	(4,262)
EUR	275	05/11/24	0.396%(A)	6 Month EURIBOR(2)(S)	(5,045)	(1,632)	3,413
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	50,842	50,842
EUR	90	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	442	(411)	(853)
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	913	1,979	1,066
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	(40)	(40)
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	5,596	(2,962)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	(6,653)	(2,036)
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	(14,323)	(12,532)
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	(2,696)	(4,646)
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	4,190	7,336
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	(73,449)	(73,449)
EUR	380	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	2,088	2,088
EUR	380	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(2,391)	(2,391)
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	1,468	1,468
EUR	575	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	34,122	25,639	(8,483)
EUR	1,190	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	5,523	5,523
EUR	1,190	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(287)	(6,281)	(5,994)

See Notes to Financial Statements.

44

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	345	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	$—	$2,536	$2,536
EUR	345	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,867)	(1,867)
EUR	95	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	5,066	2,551	(2,515)
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	23,324	10,307
EUR	135	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	2,599	2,599
EUR	450	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	3,757	3,757
EUR	450	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(3,643)	(3,643)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(1)(Q)	—	(36)	(36)
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	21	21
GBP	95	05/08/24	0.940%(S)	6 Month GBP LIBOR(1)(S)	(527)	3,361	3,888
GBP	695	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	23,450	23,450
GBP	330	12/07/27	1.364%(A)	1 Day SONIA(1)(A)	(801)	(5,156)	(4,355)
GBP	390	05/08/28	1.100%(S)	6 Month GBP LIBOR(1)(S)	18,281	22,096	3,815
GBP	1,830	06/23/31	1.618%(S)	6 Month GBP LIBOR(2)(S)	70,332	3,459	(66,873)
GBP	385	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	(2,723)	(17,735)	(15,012)
GBP	215	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(9,536)	(11,484)	(1,948)
GBP	360	05/15/32	1.398%(S)	6 Month GBP LIBOR(2)(S)	—	(14,397)	(14,397)
GBP	1,010	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	25,665	(4,427)	(30,092)
GBP	85	05/08/38	1.300%(S)	6 Month GBP LIBOR(2)(S)	(3,532)	(7,407)	(3,875)
GBP	450	06/23/46	1.626%(S)	6 Month GBP LIBOR(1)(S)	30	3,050	3,020
GBP	730	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	(18,684)	7,518	26,202
GBP	120	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	9,175	9,801	626
GBP	540	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(28,329)	(3,739)	24,590
HUF	261,270	05/04/21	1.080%(A)	6 Month BUBOR(1)(S)	—	(26,509)	(26,509)
HUF	213,820	05/04/22	1.360%(A)	6 Month BUBOR(2)(S)	—	29,233	29,233
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	15,024	34,224
INR	19,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	(4)	(1,937)	(1,933)
JPY	250,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	555	913	358
JPY	150,625	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(3,146)	(4,336)	(1,190)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	(142)	(142)
JPY	4,160	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	29	29
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	(778)	(778)
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	548	548
JPY	5,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	193	193
JPY	55,000	11/24/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	275	275
JPY	13,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	1,519	1,519
MXN	6,890	10/28/27	7.430%(M)	28 Day Mexican Interbank Rate(2)(M)	(75)	(8,266)	(8,191)
MXN	3,685	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,163	1,163

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
NOK	40,000	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	$(43,067)	$(92,792)	$(49,725)
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	(2,676)	(2,676)
NZD	3,500	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	—	(372)	(372)
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	7,065	21
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	297	297
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	26,287	26,287
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	2,328	223
PLN	2,600	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	10,033	10,033
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	(1,516)	(3,460)
SEK	6,730	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	1,617	1,617
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	(250)	(250)
SEK	5,390	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	(1,860)	(1,860)
SEK	16,400	02/23/23	0.575%(A)	3 Month STIBOR(1)(Q)	(2,686)	(10,095)	(7,409)
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	4,551	4,551
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	11,027	11,027
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(57)	(57)
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	11,152	11,152
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(7,671)	(7,671)
	1,435	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	4,096	4,096
	2,535	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	15,036	15,036
	3,810	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(219)	28,986	29,205
	1,660	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	6,754	6,754
	32,020	01/30/19	2.135%(A)	1 Day USOIS(1)(A)	—	4,229	4,229
	5,880	02/15/19	1.820%(A)	1 Day USOIS(1)(A)	—	5,879	5,879
	2,190	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	7,161	12,734	5,573
	1,505	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	10,164	10,164
	2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(932)	15,481	16,413
	1,750	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,396)	16,461	17,857
	1,400	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	17,157	17,157
	4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	30,045	28,667
	7,880	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,549	55,678	48,129
	5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,307	27,404	26,097
	2,000	03/09/20	2.157%(A)	1 Day USOIS(1)(A)	—	3,478	3,478
	1,930	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	802	802
	9,640	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	82,918	144,848	61,930
	3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	(93,978)	(93,978)
	4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(86,602)	(86,602)
	955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(20,514)	(22,663)
	6,405	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(7,458)	171,257	178,715
	1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(44,088)	(44,088)

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,385	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	$—	$(80,403)	$(80,403)
2,650	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(46,061)	(76,231)	(30,170)
2,000	06/16/22	—(4)	—(4)	—	(10,259)	(10,259)
2,020	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(82,929)	(82,929)
1,000	11/20/22	1.873%(S)	3 Month LIBOR(1)(Q)	—	38,885	38,885
1,970	03/15/23	2.786%(S)	3 Month LIBOR(1)(Q)	2,154	8,149	5,995
785	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(96)	(3,521)	(3,425)
1,865	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(21,740)	(68,587)	(46,847)
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(22,102)	(22,102)
2,634	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	78,383	78,383
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	62,337	57,667
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	34,302	34,133
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	41,992	43,615
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	59,049	82,604
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	29,542	26,775
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	37,353	37,353
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	321,256	293,588
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	41,863	40,072
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(26,350)	(26,350)
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	104,993	93,721
600	02/14/25	—(5)	—(5)	—	(80)	(80)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	3,466	3,466
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	50,029	50,029
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	36,863	27,807
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	26,230	23,686
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	9,858	9,858
395	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(181)	13,212	13,393
2,050	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(1,828)	(92,201)	(90,373)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	12,769	12,769
835	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	192	5,444	5,252
85	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(2,882)	(6,650)	(3,768)
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	17,409	17,409
500	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(29,147)	(29,147)
295	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(96)	(2,306)	(2,210)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(2,772)	(2,772)
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	(76,773)	(71,126)
395	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	26,884	26,884
315	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	37,738	38,005	267
325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	(23,220)	(23,361)
170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(14,904)	(14,904)
85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	19,391	19,391
55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	5,072	5,072

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$—	$3,771	$3,771
	185	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(15,167)	(25,012)	(9,845)
ZAR	9,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	1,483	1,483
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	11,512	24,806
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	16,058	16,139
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	5,090	5,114

					$105,958	$996,333	$890,375

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
AED	4,400	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$2,863	$—	$2,863	BNP Paribas
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	2,510	—	2,510	Morgan Stanley
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	2,575	—	2,575	Morgan Stanley
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	1,326	—	1,326	Morgan Stanley
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	1,640	—	1,640	Morgan Stanley
COP	3,740,000	07/22/18	6.810%(Q)	1 Day COOIS(1)(Q)	(9,053)	—	(9,053)	Morgan Stanley
COP	4,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(21,605)	—	(21,605)	Morgan Stanley
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	7,844	—	7,844	Morgan Stanley
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	1,032	—	1,032	Morgan Stanley
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	1,976	—	1,976	Morgan Stanley
ILS	5,620	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	1,071	—	1,071	BNP Paribas
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	7,039	—	7,039	Citigroup Global Markets
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	868	—	868	Barclays Capital Group
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	14,536	—	14,536	Citigroup Global Markets
ILS	2,300	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	1,040	—	1,040	BNP Paribas
SAR	4,400	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(2,339)	—	(2,339)	BNP Paribas
SAR	2,300	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	939	—	939	BNP Paribas
SAR	1,890	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	3,281	—	3,281	BNP Paribas
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(1,656)	(36)	(1,620)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	3,259	(69)	3,328	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	1,939	34	1,905	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	(2,974)	56	(3,030)	Deutsche Bank AG

					$18,111	$(15)	$18,126

See Notes to Financial Statements.

48

Cash of $1,220,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.375 bps quarterly.
(5)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$75,153	$(519,245)	$977,850	$(630,675)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,301,464	$—
Consumer Loans	—	964,211	—
Residential Mortgage-Backed Securities	—	258,589	—
Student Loans	—	183,803	—
Commercial Mortgage-Backed Security	—	225,944	—
Corporate Bonds	—	15,736,662	—
Residential Mortgage-Backed Securities	—	1,503,945	—
Sovereign Bonds	—	12,694,599	—
U.S. Treasury Obligations	—	544,313	—
Affiliated Mutual Funds	1,765,652	—	—

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Purchased	$—	$3,045,898	$—
Options Written	—	(2,901,813)	(2,197)
Other Financial Instruments*
Futures Contracts	(1,659)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	16,239	—
OTC Cross Currency Exchange Contracts	—	84,178	—
OTC Credit Default Swap Agreements	—	257,506	(21,667)
Centrally Cleared Credit Default Swap Agreements	—	65,033	—
OTC Currency Swap Agreements	—	(350,867)	—
Centrally Cleared Inflation Swap Agreements	—	(8,486)	—
Centrally Cleared Interest Rate Swap Agreements	—	890,375	—
OTC Interest Rate Swap Agreements	—	18,111	—

Total	$1,763,993	$34,529,704	$(23,864)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Sovereign Bonds	34.3%
Banks	9.7
Options Purchased	8.2
Affiliated Mutual Funds (including 0.3% of collateral for securities on loan)	4.8
Residential Mortgage-Backed Securities	4.8
Oil & Gas	4.6
Electric	3.5
Collateralized Loan Obligations	3.5
Media	3.0
Consumer Loans	2.6
Telecommunications	1.9
Entertainment	1.9
Packaging & Containers	1.8
Commercial Services	1.8
U.S. Treasury Obligations	1.5
Healthcare-Services	1.5
Chemicals	1.2
Software	1.1
Insurance	1.0
Miscellaneous Manufacturing	1.0
Retail	0.9
Home Builders	0.8
Pharmaceuticals	0.7%
Foods	0.7
Auto Parts & Equipment	0.7
Commercial Mortgage-Backed Security	0.6
Lodging	0.6
Pipelines	0.5
Student Loans	0.5
Iron/Steel	0.5
Biotechnology	0.4
Auto Manufacturers	0.4
Apparel	0.4
Real Estate Investment Trusts (REITs)	0.3
Forest Products & Paper	0.3
Healthcare-Products	0.3
Internet	0.3
Transportation	0.3
Real Estate	0.3
Building Materials	0.1

103.3
Options Written	(7.8)
Other assets in excess of liabilities	4.5

100.0%

See Notes to Financial Statements.

50

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$69,598	*	Due from/to broker—variation margin swaps	$4,565	*
Credit contracts	Premiums paid for OTC swap agreements	75,063		Premiums received for OTC swap agreements	519,140
Credit contracts	Unaffiliated investments	5,642		Options written outstanding, at value	10,959
Credit contracts	Unrealized appreciation on OTC swap agreements	689,294		Unrealized depreciation on OTC swap agreements	9,378
Foreign exchange contracts	Unaffiliated investments	3,030,261		Options written outstanding, at value	2,880,859
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	199,683		Unrealized depreciation on OTC cross currency exchange contracts	115,505
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	792,501		Unrealized depreciation on OTC forward foreign currency exchange contracts	776,262
Interest rate contracts	Due from/to broker—variation margin futures	102,798	*	Due from/to broker—variation margin futures	104,457	*
Interest rate contracts	Due from/to broker—variation margin swaps	2,252,067	*	Due from/to broker—variation margin swaps	1,370,178	*
Interest rate contracts	Premiums paid for OTC swap agreements	90		Premiums received for OTC swap agreements	105
Interest rate contracts	Unaffiliated investments	9,995		Options written outstanding, at value	12,192
Interest rate contracts	Unrealized appreciation on OTC swap agreements	288,556		Unrealized depreciation on OTC swap agreements	621,297

Total		$7,515,548			$6,424,897

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(64,348)	$69,875	$—	$—	$222,120
Equity contracts	(3,709)	(10,200)	—	—	—
Foreign exchange contracts	(529,460)	563,603	—	(611,865)	—
Interest rate contracts	(70,074)	56,945	(198,072)	—	122,680

Total	$(667,591)	$680,223	$(198,072)	$(611,865)	$344,800

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$21,780	$495	$—	$—	$48,579
Equity contracts	5,151	(6,284)	—	—	—
Foreign exchange contracts	(554,472)	655,148	—	75,672	—
Interest rate contracts	33,847	(29,760)	(52,165)	—	945,370

Total	$(493,694)	$619,599	$(52,165)	$75,672	$993,949

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$2,568,912	$158,080,318	$25,253,423	$36,265,784	$21,675,176	$27,050,086	$4,749,970

See Notes to Financial Statements.

52

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows (continued):

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$774,203	$23,976,282	$8,956,667	$4,882,125	$279,478,748	$1,000,000

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$106,398	$(106,398)	$—

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$62,551	$(52,162)	$10,389	$—	$10,389
Barclays Capital Group	151,920	(143,369)	8,551	—	8,551
BNP Paribas	593,406	(450,938)	142,468	—	142,468
Citigroup Global Markets	842,612	(377,849)	464,763	(370,000)	94,763
Credit Suisse First Boston Corp.	56,993	(80,789)	(23,796)	—	(23,796)
Deutsche Bank AG	1,197,613	(1,170,410)	27,203	—	27,203
Goldman Sachs & Co.	120,926	(248,987)	(128,061)	—	(128,061)
Hong Kong & Shanghai Bank	71,641	(137,852)	(66,211)	—	(66,211)
JPMorgan Chase	420,750	(902,923)	(482,173)	482,173	—
Morgan Stanley	1,504,673	(1,308,783)	195,890	(195,890)	—
Toronto Dominion	27,264	(13,647)	13,617	—	13,617
UBS AG	40,736	(57,988)	(17,252)	—	(17,252)

	$5,091,085	$(4,945,697)	$145,388	$(83,717)	$61,671

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

54

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $106,398:
Unaffiliated investments (cost $36,354,376)	$36,459,428
Affiliated investments (cost $1,765,656)	1,765,652
Cash	37,645
Foreign currency, at value (cost $52,525)	51,938
Deposit with broker for centrally cleared swaps.	1,220,000
Unrealized appreciation on OTC swap agreements	977,850
Unrealized appreciation on OTC forward foreign currency exchange contracts	792,501
Cash segregated for counterparty—OTC	480,000
Dividends and interest receivable	394,341
Deposit with broker for futures	269,584
Unrealized appreciation on OTC cross currency exchange contracts	199,683
Premium paid for OTC swap agreements	75,153
Due from broker—variation margin futures	26,960
Receivable for Fund shares sold	26,540
Receivable for investments sold	18,940
Due from Manager	6,929
Prepaid expenses	282

Total assets	42,803,426

Liabilities
Options written outstanding, at value (premiums received $4,198,771)	2,904,010
Unrealized depreciation on OTC forward foreign currency exchange contracts	776,262
Unrealized depreciation on OTC swap agreements	630,675
Premium received for OTC swap agreements	519,245
Payable for investments purchased	282,816
Cash segregated from counterparty—OTC	270,000
Unrealized depreciation on OTC cross currency exchange contracts	115,505
Payable to broker for collateral for securities on loan	108,897
Accrued expenses and other liabilities	97,632
Payable for Fund shares reacquired	75,380
Due to broker—variation margin swaps	24,928
Distribution fee payable	479
Dividends payable	382
Affiliated transfer agent fee payable	90

Total liabilities	5,806,301

Net Assets	$36,997,125

Net assets were comprised of:
Shares of beneficial interest, at par	$3,529
Paid-in capital in excess of par	34,970,472

34,974,001
Distributions in excess of net investment income	(349,886)
Accumulated net realized loss on investment and foreign currency transactions	(418,171)
Net unrealized appreciation on investments and foreign currencies	2,791,181

Net assets, April 30, 2018	$36,997,125

See Notes to Financial Statements.

56

Class A
Net asset value and redemption price per share, ($1,683,438 ÷ 160,432 shares of beneficial interest issued and outstanding)	$10.49
Maximum sales charge (4.50% of offering price)	0.49

Maximum offering price to public	$10.98

Class C
Net asset value, offering price and redemption price per share, ($166,775 ÷ 15,930 shares of beneficial interest issued and outstanding)	$10.47

Class Z
Net asset value, offering price and redemption price per share, ($5,241,555 ÷ 499,757 shares of beneficial interest issued and outstanding)	$10.49

Class R6
Net asset value, offering price and redemption price per share, ($29,905,357 ÷ 2,853,002 shares of beneficial interest issued and outstanding)	$10.48

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	57

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$631,782
Affiliated dividend income	22,224
Income from securities lending, net (including affiliated income of $56)	1,255

Total income	655,261

Expenses
Management fee	136,435
Distribution fee(a)	3,830
Custodian and accounting fees	98,650
Audit fee	30,953
Registration fees(a)	27,193
Shareholders’ reports	16,430
Legal fees and expenses	9,943
Trustees’ fees	5,862
Transfer agent’s fees and expenses (including affiliated expense of $250)(a)	3,031
Miscellaneous	6,588

Total expenses	338,915
Less: Fee waiver and/or expense reimbursement(a)	(177,668)

Net expenses	161,247

Net investment income (loss)	494,014

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(25))	(546,772)
Futures transactions	(198,072)
Options written transactions	680,223
Swap agreements transactions	344,800
Forward and cross currency contract transactions	(611,865)
Foreign currency transactions	311,513

(20,173)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4))	(1,075,538)
Futures	(52,165)
Options written	619,599
Swap agreements	993,949
Forward and cross currency contracts	75,672
Foreign currencies	(4,475)

557,042

Net gain (loss) on investment and foreign currency transactions	536,869

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,030,883

(a)	Class specific expenses were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,275	555	—	—
Registration fees	6,801	6,801	6,802	6,789
Transfer agent’s fees and expenses	1,482	105	1,413	31
Fee waiver and/or expense reimbursement	(16,734)	(7,301)	(26,033)	(127,600)

See Notes to Financial Statements.

58

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,014	$886,473
Net realized gain (loss) on investment and foreign currency transactions	(20,173)	612,456
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	557,042	1,684,771

Net increase (decrease) in net assets resulting from operations	1,030,883	3,183,700

Dividends and Distributions
Dividends from net investment income
Class A	(59,616)	(5,510)
Class C	(2,274)	(2,488)
Class Z	(119,443)	(37,060)
Class R6	(775,950)	(1,409,951)

	(957,283)	(1,455,009)

Distributions from net realized gains
Class A	(51,160)	—
Class C	(569)	—
Class Z	(31,737)	—
Class R6	(205,504)	—

	(288,970)	—

Fund share transactions
Net proceeds from shares sold	13,845,070	2,927,030
Net asset value of shares issued in reinvestment of dividends and distributions	1,244,773	1,453,555
Cost of shares reacquired	(10,043,602)	(165,337)

Net increase (decrease) in net assets from Fund share transactions	5,046,241	4,215,248

Total increase (decrease)	4,830,871	5,943,939

Net Assets:
Beginning of period	32,166,254	26,222,315

End of period(a)	$36,997,125	$32,166,254

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(349,886)	$113,383

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	59

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on January 28, 2000. The Trust currently consists of six funds: PGIM Global Absolute Return Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund (formerly known as Prudential QMA Strategic Value Fund) and PGIM Unconstrained Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Absolute Return Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

60

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the

PGIM Global Absolute Return Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be

62

traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign

PGIM Global Absolute Return Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

64

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Global Absolute Return Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This

66

potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by

PGIM Global Absolute Return Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

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Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

PGIM Global Absolute Return Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also

70

responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective January 1, 2018, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $2.5 billion, 0.675% of the next $2.5 billion and 0.65% of average daily net assets in excess of $5 billion. Prior to January 1, 2018, the management fee paid to PGIM Investments was accrued daily and payable monthly, at an annual rate of 0.85% of the Fund’s average daily net assets up to and including $2.5 billion, 0.825% of the next $2.5 billion and 0.80% of average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.75% for the six months ended April 30, 2018.

Effective January 1, 2018, PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Prior to January 1, 2018, PGIM Investments had contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 0.95% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waivers and/or expense reimbursements exceeded the effective management fee rate for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

PGIM Global Absolute Return Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution plans, the Fund compensates PIMS for distribution related activities at an annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $6,215 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it has not received any contingent deferred sales changes.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $72 by PGIM

72

Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $15,814,616 and $9,963,020, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$4,386,010	$15,938,713	$18,668,139	$—	$—	$1,656,584	1,656,584	$22,224
PGIM Institutional Money Market Fund	—	2,381,712	2,272,615	(4)	(25)	109,068	109,067	56

	$4,386,010	$18,320,425	$20,940,754	$(4)	$(25)	$1,765,652		$22,280

*	The Funds did not have any capital gain distributions during the period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$33,874,383

Gross Unrealized Appreciation	3,232,948
Gross Unrealized Depreciation	(878,280)

Net Unrealized Appreciation	$2,354,668

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund utilized approximately $47,000 of its capital loss carryforward to offset capital gains during the year ended October 31, 2017.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which

PGIM Global Absolute Return Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,134 Class A shares, 1,113 Class C shares and 2,852,999 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 95% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 81% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	953,524	$10,049,544
Shares issued in reinvestment of dividends and distributions	10,511	110,531
Shares reacquired	(841,220)	(8,869,562)

Net increase (decrease) in shares outstanding	122,815	$1,290,513

Year ended October 31, 2017:
Shares sold	35,338	$367,497
Shares issued in reinvestment of dividends and distributions	530	5,507
Shares reacquired	(26)	(270)

Net increase (decrease) in shares outstanding	35,842	$372,734

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Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	8,964	$92,946
Shares issued in reinvestment of dividends and distributions	271	2,843

Net increase (decrease) in shares outstanding	9,235	$95,789

Year ended October 31, 2017:
Shares sold	10,825	$109,647
Shares issued in reinvestment of dividends and distributions	220	2,254
Shares reacquired	(6,408)	(66,191)

Net increase (decrease) in shares outstanding	4,637	$45,710

Class Z
Six months ended April 30, 2018:
Shares sold	353,720	$3,702,553
Shares issued in reinvestment of dividends and distributions	14,267	149,945
Shares reacquired	(112,372)	(1,174,040)

Net increase (decrease) in shares outstanding	255,615	$2,678,458

Year ended October 31, 2017:
Shares sold	235,453	$2,449,886
Shares issued in reinvestment of dividends and distributions	3,439	35,868
Shares reacquired	(8,332)	(87,455)

Net increase (decrease) in shares outstanding	230,560	$2,398,299

Class R6
Six months ended April 30, 2018:
Shares sold	3	$27
Shares issued in reinvestment of dividends and distributions	93,441	981,454

Net increase (decrease) in shares outstanding	93,444	$981,481

Year ended October 31, 2017:
Shares issued in reinvestment of dividends and distributions	138,512	1,409,926
Shares reacquired	(1,091)	(11,421)

Net increase (decrease) in shares outstanding	137,421	$1,398,505

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM Global Absolute Return Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 7 days that the Fund had loans outstanding during the period was $492,143, borrowed at a weighted average interest rate of 2.82%. The maximum loan balance outstanding during the period was $996,000. At April 30, 2018, the Fund did not have an outstanding loan balance.

76

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.56		$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.29
Net realized and unrealized gain (loss) on investment transactions	0.15		0.86	0.08
Total from investment operations	0.27		1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.50)	(0.19)
Tax return of capital distributions	-		-	(0.25)
Distributions from net realized gains	(0.07)		-	-
Total dividends and distributions	(0.34)		(0.50)	(0.44)
Net asset value, end of period	$10.49		$10.56	$9.93
Total Return(a):	2.52%		11.69%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,683		$397	$18
Average net assets (000)	$2,642		$122	$13
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.20%	(d)	1.20%	1.20%	(d)
Expense before waivers and/or expense reimbursement	2.48%	(d)	5.51%	3.93%	(d)
Net investment income (loss)	2.30%	(d)	2.60%	2.99%	(d)
Portfolio turnover rate(g)	72%	(e)	63%	34%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	77

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.54		$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.22
Net realized and unrealized gain (loss) on investment transactions	0.14		0.82	0.08
Total from investment operations	0.23		1.03	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.42)	(0.17)
Tax return of capital distributions	-		-	(0.20)
Distributions from net realized gains	(0.07)		-	-
Total dividends and distributions	(0.30)		(0.42)	(0.37)
Net asset value, end of period	$10.47		$10.54	$9.93
Total Return(a):	2.16%		10.65%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$167		$71	$20
Average net assets (000)	$112		$60	$12
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.95%	(d)	1.95%	1.95%	(d)
Expense before waivers and/or expense reimbursement	15.11%	(d)	9.28%	4.92%	(d)
Net investment income (loss)	1.70%	(d)	2.05%	2.22%	(d)
Portfolio turnover rate(g)	72%	(e)	63%	34%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class Z Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.56		$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.33
Net realized and unrealized gain (loss) on investment transactions	0.15		0.86	0.07
Total from investment operations	0.29		1.15	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.53)	(0.19)
Tax return of capital distributions	-		-	(0.27)
Distributions from net realized gains	(0.07)		-	-
Total dividends and distributions	(0.36)		(0.53)	(0.46)
Net asset value, end of period	$10.49		$10.56	$9.94
Total Return(a):	2.68%		11.85%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,242		$2,578	$135
Average net assets (000)	$4,583		$784	$52
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	0.88%	(d)	0.95%	0.95%	(d)
Expense before waivers and/or expense reimbursement	2.03%	(d)	2.75%	3.26%	(d)
Net investment income (loss)	2.73%	(d)	2.78%	3.37%	(d)
Portfolio turnover rate(g)	72%	(e)	63%	34%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Absolute Return Bond Fund	79

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.55		$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.31
Net realized and unrealized gain (loss) on investment transactions	0.15		0.82	0.08
Total from investment operations	0.29		1.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.52)	(0.21)
Tax return of capital distributions	-		-	(0.25)
Distributions from net realized gains	(0.07)		-	-
Total dividends and distributions	(0.36)		(0.52)	(0.46)
Net asset value, end of period	$10.48		$10.55	$9.93
Total Return(a):	2.70%		11.86%	4.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,905		$29,120	$26,049
Average net assets (000)	$29,469		$27,313	$24,926
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	0.85%	(d)	0.95%	0.95%	(d)
Expense before waivers and/or expense reimbursement	1.72%	(d)	2.33%	2.61%	(d)
Net investment income (loss)	2.74%	(d)	3.15%	3.19%	(d)
Portfolio turnover rate(g)	72%	(e)	63%	34%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (unaudited)

Matters Considered by the Board

The Board of Trustees of Prudential Investment Portfolios 3 (the Trust), including a majority of the Independent Trustees, met during the Board Meeting that took place on December 5-7, 2017, to consider the proposal from the Fund’s manager, PGIM Investments, LLC (PGIM Investments or the Manager), to reduce the investment management fees and subadvisory fees for the Fund. At the Board Meeting, the Board, including a majority of the Independent Trustees, approved the amendment of the Investment Management Agreement between the Trust and the Manager with respect to the Fund to reduce the investment management fees payable by the Fund to the Manager and the amendment of the Subadvisory Agreement between the Manager and PGIM, Inc., with respect to its PGIM Fixed Income business unit (PGIM) to reduce the fees payable by the Manager to PGIM. At the Board Meeting, the Board received presentations from representatives of the Manager and had the opportunity to ask questions and obtain additional information about the amendments to the Investment Management Agreement and the Subadvisory Agreement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendments to the Investment Management Agreement and the Subadvisory Agreement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager and PGIM at the June 6-8, 2017 meetings (the June 2017 Meetings) in connection with the renewal of the investment management agreements between the Manager and the PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the subadviser. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees who are part of Fund management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the

PGIM Global Absolute Return Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

Funds’ Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the Fund and determined that it was reasonable to conclude that there would be no diminution in the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for the Fund.

The Board also noted that it had received and considered information about PGIM at the June 2017 Meetings in connection with the renewal of the subadvisory agreements between the Manager and the subadviser with respect to certain PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the subadviser. The Board considered information on the subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the subadviser. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the subadviser to the Fund and determined that there would be no diminution in the nature, quality and extent of services to be provided by the subadviser under the amended Subadvisory Agreement for the Fund.

Investment Performance

The Board noted that the current Investment Management Agreement and current Subadvisory Agreement for the Fund had been considered and renewed by the Board at the June 2017 Meetings as part of its annual consideration of the renewal of the Fund’s Investment Management Agreement and Subadvisory Agreement, and that it had considered the Fund’s historical investment performance at that time.

Fee Rates

The Board considered the proposed management fees under the revised Investment Management Agreement for the Fund of 0.700% of average daily net assets up to $2.5 billion, declining to 0.675% of average daily net assets in excess of $2.5 billion up to $5 billion, and further declining to 0.650% of average daily net assets in excess of $5 billion. The revised fee schedule was a reduction from the current management fee schedule of 0.850% of average daily net assets up to $2.5 billion, declining to 0.825% of average daily net assets in excess of $2.5 billion up to $5 billion, and further declining to 0.800% of average daily net assets in excess of $5 billion. The Board also considered the

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proposed subadvisory fees to be paid by the Manager to PGIM of 0.425% of average daily net assets up to $300 million and 0.375% of average daily net assets in excess of $300 million, which was a reduction from the current subadvisory fee schedule of 0.500% of average daily net assets up to $300 million and 0.450% of average daily net assets in excess of $300 million. The Board concluded that the revised management and subadvisory fees were reasonable in light of the services to be provided.

Profitability

The Board was previously provided at the June 2017 Meetings with information on the profitability of the Manager in serving as the Fund’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable. The Board noted that the subadviser was affiliated with the Manager and that its profitability is reflected in the Manager’s profitability report. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Manager and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and the Manager. The Board and the Manager have discussed these conclusions extensively since that presentation.

The Board received and discussed information at the June 2017 Meetings concerning economies of scale that the Manager may realize as the Fund’s assets grow beyond current levels. The Board noted that the revised management fee schedule for the Fund includes breakpoints, but that its current level of assets the Fund did not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel

PGIM Global Absolute Return Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered the Manager’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase, as evidenced by the Manager’s proposal to reduce the management and subadvisory fee rates for the Fund.

The Board noted that the revised subadvisory fee schedule for the Fund also includes breakpoints that reduce the fee rate on assets above specified levels.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by the Manager and the subadviser as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by the Manager included transfer agency fees received by the Fund’s transfer agent (which is affiliated with the Manager), and benefits to its reputation as well as other intangible benefits resulting from the Manager’s association with the Fund. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager at the Board Meeting, the Board concluded that approving the amendments to the Investment Management Agreement for the Fund and the Subadvisory Agreement between the Manager and the subadviser was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX
CUSIP	74440K645	74440K637	74440K611	74440K629

*Formerly known as Class Q shares.

MF233E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018